As filed with the Securities and Exchange Commission on March19, 2012.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  73
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  74

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Christopher P. Laia, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_ _ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
_X__ on (June 2, 2012) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index Page 171

Part A

Prospectus
for the
Cornerstone Funds
(Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund,
Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund,
Cornerstone Aggressive Fund, and Cornerstone Equity Fund)

Filed herein

USAA
EAGLE
LOGOR (r)

PROSPECTUS
USAA CORNERSTONE FUNDS
  USAA Cornerstone Conservative Fund
      USAA Cornerstone Moderately Conservative Fund
      USAA Cornerstone Moderate Fund (USBSX)
      USAA Cornerstone Moderately Aggressive Fund (USCRX)
      USAA Cornerstone Aggressive Fund
      USAA Cornerstone Equity Fund

     JUNE 2, 2012

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS
USAA Cornerstone Conservative Fund
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	5
Investment Adviser	5
Portfolio Manager(s)	5
Purchase and Sale of Shares	5
Tax Information	5
Payments to Broker-Dealers and
Other Financial Intermediaries	6
USAA Cornerstone Moderately Conservative Fund
Investment Objective	7
Fees and Expenses	7
Principal Investment Strategy	8
Principal Risks	8
Performance	11
Investment Adviser	11
Portfolio Manager(s)	12
Purchase and Sale of Shares	12
Tax Information	12
Payments to Broker-Dealers and
Other Financial Intermediaries	13
USAA Cornerstone Moderate Fund
Investment Objective	14
Fees and Expenses	14
Principal Investment Strategy	15
Principal Risks	16
Performance	19
Investment Adviser	21
Portfolio Manager(s)	21
Purchase and Sale of Shares	21
Tax Information	21
Payments to Broker-Dealers and
Other Financial Intermediaries	22

USAA Cornerstone Moderately Aggressive Fund
Investment Objective	23
Fees and Expenses	23
Principal Investment Strategy	24
Principal Risks	24
Performance	27
Investment Adviser	29
Subadviser(s)	30
Portfolio Manager(s)	31
Purchase and Sale of Shares	31
Tax Information	31
Payments to Broker-Dealers and
Other Financial Intermediaries	31
USAA Cornerstone Aggressive Fund
Investment Objective	32
Fees and Expenses	32
Principal Investment Strategy	33
Principal Risks	33
Performance	36
Investment Adviser	37
Portfolio Manager(s)	37
Purchase and Sale of Shares	37
Tax Information	37
Payments to Broker-Dealers and
Other Financial Intermediaries	38
USAA Cornerstone Equity Fund
Investment Objective	39
Fees and Expenses	39
Principal Investment Strategy	40
Principal Risks	40
Performance	42
Investment Adviser	42
Portfolio Manager(s)	42
Purchase and Sale of Shares	42
Tax Information	42
Payments to Broker-Dealers and
Other Financial Intermediaries	43

Investment Objective	44
Principal Investment Strategy	44
Risks	53
Portfolio Holdings	63
Fund Management	63
Subadviser(s)	69
Portfolio Manager(s)	69
Description of Underlying Funds	73
Purchases and Redemptions	76
Exchanges	81
Other Important Information About
Purchases and Redemptions	82
Shareholder Information	85
Financial Highlights	89

INVESTMENT OBJECTIVE

The USAA Cornerstone Conservative Fund’s (the Fund) investment objective is to seek a high level of current income. The Fund also considers the potential for capital appreciation.

FEES AND EXPENSES

The tables below describe the estimated fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on estimated expenses for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.58%(a)
Total Annual Operating Expenses	0.84%
Reimbursement from Adviser	(0.16%)
Total Annual Operating Expenses After Reimbursement	0.68%(b)

(a) Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
(b)  The Adviser has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2013.

1 | USAA Cornerstone Funds

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years
$86	$268

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest the Fund's assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the invest-

Prospectus | 2

ment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results) as well as tactical allocation risk.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying mutual funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange

3 | USAA Cornerstone Funds

control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying mutual funds that invest in bonds. There is the risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit risk is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In pur-chasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus | 4

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment.

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an Individual Retirement Account, 401(k) plan, or other tax-deferred account.

5 | USAA Cornerstone Funds

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 6

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderately Conservative Fund’s (the Fund) investment objective is to seek current income with a secondary focus on capital appreciation.

FEES AND EXPENSES

The tables below describe the estimated fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on estimated expenses for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%(a)
Total Annual Operating Expenses	1.11%
Reimbursement from Adviser	(0.19%)
Total Annual Operating Expenses After Reimbursement	0.92%(b)
(a) Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
(b)  The Adviser has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2013.

7 | USAA Cornerstone Funds

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years
$113	$353

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the invest-

Prospectus | 8

ment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the ability to invest in bonds, there is the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit risk is the possibility that a borrower cannot make timely dividend interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have

9 | USAA Cornerstone Funds

some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use

Prospectus | 10

leveraged instruments, the more this leverage will magnify any losses on those investments.

Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In pur-chasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

11 | USAA Cornerstone Funds

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since inception in June 2012.

Julianne Bass, CFA, Assistant Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception in June 2012.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment.

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an Individual Retirement Account, 401(k) plan, or other tax-deferred account.

Prospectus | 12

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderate Fund's (formerly the USAA Balanced Strategy Fund) (the Fund) investment objective is to seek high total return.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s fiscal year ended May 31, 2011.

Shareholder Fees (fees paid directly from your investment)
Sale Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sale Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.43%
Reimbursement From Adviser	(0.36)%
Total Annual Operating Expenses After Reimbursement	1.07%(b)

(a) A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the management fee of 0.75% by 0.01% for the most recent fiscal year ended May 31, 2011.

Prospectus | 14

(b) The Adviser has agreed, through October 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the fiscal year ended May 31, 2011, the Fund’s portfolio turnover rate was 145% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets in stocks, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is

15 | USAA Cornerstone Funds

not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund’s volatility over time and enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the ability to invest in bonds, there is the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its

Prospectus | 16

maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit risk is the possibility that a borrower cannot make timely dividend interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

17 | USAA Cornerstone Funds

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus | 18

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

 RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-10.11%	19.39%	8.06%	4.35%	7.37%	3.70%	-32.46%	36.03%	13.51%	-1.25%

THREE-MONTH YTD TOTAL RETURN
x.xx% (3/31/12)
BEST QUARTER*	WORST QUARTER*
22.93% 2nd Qtr. 2009	-19.27% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

19 | USAA Cornerstone Funds

After-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2011

	1 Year	5 Years	10 Years
Cornerstone Moderate Fund
Before Taxes	-1.25%	1.32%	3.33%
After Taxes on Distributions	-0.53%	0.47%	2.27%
After Taxes on Distributions
and Sale of Fund Shares	-2.05%	0.06%	2.10%

	1 Year	5 Years	10 Years
Indexes
Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%
Barclays Capital U.S.
Aggregate Bond Index
(reflects no deduction for
fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%
Lipper Balanced Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%

Prospectus | 20

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Wasif A. Latif, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since January 2004.

Julianne Bass, CFA, Assistant Vice President of Mutual Fund Portfolios, has co-managed the Fund since December 2011.

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

21 | USAA Cornerstone Funds

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 22

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderately Aggressive Fund's (formerly the USAA Cornerstone Strategy Fund) (the Fund) investment objective is to seek capital appreciation with a secondary focus on current income.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s fiscal year ended May 31, 2011.

Shareholder Fees (fees paid directly from your investment)
Sale Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sale Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.78%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.10%
Total Annual Operating Expenses	1.37%

(a) A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the management fee of 0.75%
by 0.03% for the most recent fiscal year ended May 31, 2011.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2)

23 | USAA Cornerstone Funds

the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years	5 Years	10 Years
$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the fiscal year ended May 31, 2011, the Fund’s portfolio turnover rate was 117% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets in stocks, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily

Prospectus | 24

fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the ability to invest in bonds, there is the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of rising interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit risk is the possibility that a borrower cannot make timely dividend interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be

25 | USAA Cornerstone Funds

more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

Prospectus | 26

Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indi-cation of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most

27 | USAA Cornerstone Funds

current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

 RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-8.26%	23.71%	11.51%	5.53%	13.81%	6.03%	-34.47%	34.66%	13.64%	-3.83%

THREE-MONTH YTD TOTAL RETURN
x.xx% (3/31/12)
BEST QUARTER*	WORST QUARTER*
22.12% 3rd Qtr. 2009	-18.55% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss

Prospectus | 28

occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2011

	1 Year	5 Years	10 Years
Cornerstone Moderately Aggressive Fund
Before Taxes	-3.83%	0.45%	4.51%
After Taxes on Distributions	-2.15%	-0.06%	3.52%
After Taxes on Distributions
and Sale of Fund Shares	-4.49%	-0.73%	3.33%

	1 Year	5 Years	10 Years
Indexes
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%
Lipper Global Flexible Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Batterymarch Financial Management, Inc. (Batterymarch)

Quantitative Management Associates LLC (QMA)

29 | USAA Cornerstone Funds

PORTFOLIO MANAGER(S)

AMCO

John P. Toohey, CFA, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Wasif A. Latif, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since January 2004.

Julianne Bass, CFA, Assistant Vice President of Mutual Fund Portfolios, has co-managed the Fund since October 2011.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, co-managed the Fund since October 2008.

Batterymarch

Stephen A. Lanzendorf, CFA, Deputy Chief Investment Officer and Senior Portfolio Manager, Developed Markets Team, joined the Fund in October 2011.

Adam J. Petryk, CFA, Deputy Chief Investment Officer and Senior Portfolio Manager, Developed Markets Team, joined the Fund in October 2008.

Michael P. McElroy, CFA, Director and Senior Portfolio Manager, Developed Markets Team, joined the Fund in October 2008.

QMA

Margaret S. Stumpp, Ph.D., is the Chief Investment Officer of QMA. She joined the Fund in October 2007.

Jacob Pozharny, Ph.D. is a Managing Director of QMA. He joined the Fund in August 2010.

John Van Belle, Ph.D., is a Managing Director of QMA. He joined the Fund in October 2007.

Prospectus | 30

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

31 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Aggressive Fund’s (the Fund) investment objective is to seek capital appreciation over the long term. The Fund also considers the potential for current income.

FEES AND EXPENSES

The tables below describe the estimated fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on estimated expenses for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.04%(a)
Total Annual Operating Expenses	1.38%
Reimbursement from Adviser	(0.24%)
Total Annual Operating Expenses After Reimbursement	1.14%(b)

(a) Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
(b)  The Adviser has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2013.

Prospectus | 32

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years
$140	$437

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets in, equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

33 | USAA Cornerstone Funds

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the invest-ment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the ability to invest in bonds, there is the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of rising interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit risk is the possibility that a borrower cannot make timely dividend interest and principal payments on its securities or that

Prospectus | 34

negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

35 | USAA Cornerstone Funds

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

There is a risk that the Fund’s investment in real estate investment trusts will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 36

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Vice President of Equity Investments, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Vice President of Equity Investments, , is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since inception in June 2012.

Julianne Bass, CFA, Assistant Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception in June 2012.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an Individual Retirement Account, 401(k) plan, or other tax-deferred account.

37 | USAA Cornerstone Funds

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales-person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 38

INVESTMENT OBJECTIVE

The USAA Cornerstone Equity Fund’s (the Fund) investment objective is to seek capital appreciation over the long term.

FEES AND EXPENSES

The tables below describe the estimated fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on estimated expenses for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.88%(a)
Total Annual Operating Expenses	1.14%
Reimbursement from Adviser	(0.16%)
Total Annual Operating Expenses After Reimbursement	0.98%(b)

(a) Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b)  The Adviser has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund, (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses, do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2013.

39 | USAA Cornerstone Funds

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years
$116	$362

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. The target asset class allocation may vary tactically at any given time from these targets as market conditions warrant. That target asset allocation is not anticipated to adjust over time. This 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the invest-ment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily

Prospectus | 40

fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many differ-ent areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results) as well as tactical allocation risk.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser is also responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying mutual funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

41 | USAA Cornerstone Funds

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchas-ing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a realloc-ation policy. While the Fund attempts to minimize any adverse impact to it or its shareholders, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

PURCHASE AND SALE OF SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

Prospectus | 42

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment

Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an Individual Retirement Account, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales-person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

43 | USAA Cornerstone Funds

USAA Asset Management Company (AMCO) manages these Funds. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

Each Cornerstone Fund has its own investment objective as described below. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

Cornerstone Fund	Objective
Conservative Fund	to seek a high level of current income. The Fund also considers the potential for capital appreciation.
Moderately Conservative Fund	to seek current income with a secondary focus on capital appreciation.
Moderate Fund	to seek high total return.
Moderately Aggressive Fund	to seek capital appreciation with a secondary focus on current income.
Aggressive Fund	to seek capital appreciation over the long term. The Fund also considers the potential for current income.
Equity Fund	to seek capital appreciation over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Cornerstone Funds are six different mutual funds that offer distinct choices for different investment styles and life stages. Because each investor's risk tolerance, investment goals, time horizon, and financial circumstances are different, the Cornerstone Funds offer alternative strategies to attain your goals.

Prospectus | 44

The following explains the primary investment strategy and polices that each Fund uses to pursue its investment objective. With respect to the target allocation for each Fund, actual allocations can deviate from the amounts shown below by up to 20% for each asset class with respect to each Fund.

Cornerstone Conservative Fund

The Fund's principal investment strategy is to invest its assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. See Description of Underlying Funds for more information on the underlying USAA Funds.

Cornerstone Moderately Conservative Fund

The Fund's principal investment strategy is to its assets in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Moderate Fund

The Fund’s principal investment strategy is to invest its assets in stocks, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund’s volatility over time and enhance the Fund’s return and diversification.

45 | USAA Cornerstone Funds

Cornerstone Moderately Aggressive Fund

The Fund’s principal investment strategy is to invest its assets in stocks, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Aggressive Fund

The Fund's principal investment strategy is to its assets in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation may vary tactically at any given time from these targets as market conditions warrant. The target asset allocation is not anticipated to adjust over time. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Equity Fund

The Fund's principal investment strategy is to normally invest at least 80% of its assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. The target asset class allocation may vary tactically at any given time from these targets as market conditions warrant. That target asset allocation is not anticipated to adjust over time. This 80% policy may be changed upon at least 60 days' notice to shareholders. See Description of Underlying Funds for more information on the underlying USAA Funds.

Prospectus | 46

WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

From time to time, the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, a Fund, with a mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

Each Fund's investment mix was selected to provide investors with a diversified investment in a single mutual fund. Stocks provide the potential for long-term capital growth while bonds provide the potential for high current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

WHAT TYPES OF STOCKS ARE INCLUDED IN EACH FUND’S PORTFOLIO?

Each Fund may invest in domestic and international (including emerging markets) equity securities within all asset classes (small-, mid-, and large-cap), which primarily include common stocks, preferred stocks, convertible securities, and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets, or have no organized markets.

Each Fund may invest in ETFs, including domestic, international, and emerging markets ETFs, which are, with a few exceptions, open-end investment companies that trade on exchanges throughout the day. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. Because they trade like stocks, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF’s price. The price of an ETF is determined by supply and demand. Thus, ETFs do not necessarily trade at their NAVs. A Fund will value any ETF in its portfolio at its last sale or closing market price, which typically approximates its NAV although there may be times when the market price and NAV vary to a greater extent. ETFs generally will focus on specific equity styles, which include, but are not limited to, large-cap growth, large-cap value, small-cap growth, and small-cap value.

The Funds may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various

47 | USAA Cornerstone Funds

conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

In addition, each Fund, excluding the Cornerstone Conservative and Cornerstone Equity Funds, is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies, or securities) including futures contracts, options contracts and swaps, in seeking its investment objective, including to manage its exposure to changes in securities prices and foreign currencies, in an effort to enhance income, and to protect the value of portfolio securities. Each Fund also may use derivatives in circum-stances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

WHAT ROLE DO INTERNATIONAL EQUITY SECURITIES PLAY IN A FUND’S PORTFOLIO?

From time to time, the U.S. and international stock markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in another market. In addition, international equity markets may provide attractive returns not otherwise available in the U.S. markets. Up to 60% of a Fund's target equity allocation may be invested in the securities of foreign corporations.

WHAT ROLE DO GLOBAL REAL ESTATE EQUITY SECURITIES PLAY IN A FUND’S PORTFOLIO?

We believe that diversified investments linked to real estate are a good hedge during an inflationary environment. Such investments will include domestic and/or foreign common stocks of REITs, companies that operate as real estate corporations or that have a significant portion of their assets in real estate, mutual funds, or ETFs that invest in REITs or real estate securities. We will evaluate the nature of a company’s real estate holdings to determine whether a Fund’s investment in the company’s common stock will be included. In addition, we also may invest in preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of REITs and real estate companies. A Fund will not acquire any direct ownership of real estate.

Prospectus | 48

WHAT ROLE DO PRECIOUS METALS AND MINERALS SECURITIES PLAY IN A FUND’S PORTFOLIO?

Equity securities of precious metals and minerals may be selected for their potential to increase in value during inflationary periods and periods of U.S. dollar weakness. Additionally, precious metals and minerals securities may be selected for their ability to stabilize a portfolio’s rate of return during periods when U.S. stock prices generally are declining. Historical tendencies show that prices of precious metals and minerals securities generally increase when prices of U.S. stocks decrease.

HOW WILL A FUND GAIN EXPOSURE TO COMMODITIES, NATURAL RESOURCES, AND CURRENCIES WITHOUT INVESTING DIRECTLY IN THESE TYPES OF SECURITIES?

A Fund may gain exposure to these types of securities by investing in structured investment products such as ETFs, ETNs, other investment companies, and futures contracts that invest directly in these securities. In addition to the risks of these securities individually, a Fund will be exposed to the same risks of the holdings in these structured investment products as the products themselves in direct proportion to the allocation of the Fund’s assets among those holdings.

WHAT OTHER EQUITY-RELATED STRATEGIES MAY A FUND UTILIZE?

As an alternative investment strategy in an attempt to reduce a Fund’s volatility over time, a Fund may implement an index option based strategy by selling index call or corresponding ETF options and buying index put or corresponding ETF options or put spread options.

As the seller of an index call or corresponding ETF option, a Fund receives cash (the premium) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) on a certain date in the future (the expiration date). If the purchaser does not exercise the option, a Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price, and the market value of the index determine the gain or loss realized by a Fund as the seller of the index call option. A Fund also may repurchase the call or corresponding ETF option prior to the expiration date, ending its obligation. In this case, the cost of repur-chasing the option will determine the gain or loss realized by the Fund.

49 | USAA Cornerstone Funds

As the buyer of an index put or corresponding ETF option, a Fund attempts to reduce losses on its stock portfolio from a significant market decline over a short period of time. The value of an index put or corresponding ETF option generally increases as stock prices decrease.

ARE THERE ANY RISKS TO BUYING AND SELLING INDEX OPTIONS?

Selling index call options can reduce the risk of owning a stock portfolio, because declines in the value of the stock portfolio would be offset to the extent of the up-front cash (premium) received at the time of selling the call option. However, if the value of the index on which the option is based appreciates to a price higher than the option’s exercise price, it can be expected that the purchaser will exercise the option and the Fund will be obligated to pay the purchaser the difference between the exercise price and the appreciated value of the index. Therefore, selling index call options also can limit the Fund’s opportunity to profit from an increase in the market value of the stock portfolio.

Purchasing index put options can reduce the risk of declines in the value of a stock portfolio, because a put option gives its purchaser, in return for a premium, the right to receive the difference between the exercise price of the option and any decline in the value of the index below the exercise price. However, the Fund risks losing all or part of the cash paid for purchasing index put options if the value of the index does not decline below its exercise price. At times, the Fund may not own any put options, resulting in increased exposure to a market decline. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies.

WHAT ARE THE KEY CHARACTERISTICS OF “ALTERNATIVE INVESTMENTS”?

Alternative investments are expected to have relatively low correlation to traditional asset classes like stocks and bonds. While alternative investments can be very volatile on a stand-alone basis, when combined with traditional asset classes their low correlation can provide risk-reducing diversification to the Fund during periods of market disruption. While alternative investments have demonstrated low correlation to traditional asset classes historically, there are no assurances they will provide the expected diversification benefits in each market crisis going forward.

Prospectus | 50

WHAT TYPES OF BONDS ARE INCLUDED IN A FUND’S PORTFOLIO?

The debt securities in which a Fund invests may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities.

Certain bond and money market instruments, such as collateralized mortgage obligations , commercial mortgage-backed securities (CMBS), interest only CMBS securities , periodic auction reset bonds, loan interests, Eurodollar and Yankee obligations, and synthetic securities are subject to special risks that are described in the statement of additional information (SAI).

WHAT TYPES OF MONEY MARKET INSTRUMENTS ARE INCLUDED IN THE FUND’S PORTFOLIO?

The money market instruments included in a Fund’s portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include, but are not limited to, variable-rate demand notes; commercial paper; Treasury bills, bonds, notes, and certificates of deposit; repurchase agreements; asset-backed securities; Eurodollar and Yankee obligations; and other money market securities.

WHAT IS THE CREDIT QUALITY OF THE BONDS AND MONEY MARKET INSTRUMENTS?

Each Fund may invest in investment-grade as well as below-investment-grade securities. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrument-talities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

51 | USAA Cornerstone Funds

Below are investment-grade ratings for four of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s Investors Service, Inc.	At least Baa3	At least Prime–3 or MIG 3/VMIG 3
Standard & Poor’s Ratings Services	At least BBB –	At least A–3 or SP–2
Fitch Ratings Ltd.	At least BBB –	At least F3
Dominion Bond Rating Service Limited	At least BBB low	At least R–2 low

Below-investment-grade securities are those securities rated below "BBB." Each Fund may invest up to 20% of its net assets that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to signifi-cant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower-quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which below-investment-grade securities is traded also may be less liquid than the market for investment-grade securities.

You will find a further description of debt ratings in the Funds' SAI.

WHAT IS THE DIFFERENCE BETWEEN INVESTING IN HIGH-YIELD BONDS AND INVESTING IN INVESTMENT-GRADE BONDS?

The bond markets generally offer a greater potential return only for accepting a greater level of risk. The two most common risks are credit risk – or the risk that an issuer will be unable to make timely dividend, interest, or principal payments; and interest rate risk – or the risk that a security’s market value will change with interest rates.

In the investment-grade bond market (where credit risks are generally considered low), a higher return is normally used to entice investors into buying longer-maturity bonds, thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities

Prospectus | 52

are often considered hybrids, with characteristics of both stocks and bonds. High-yield securities generally have less interest rate risk and higher credit risk than higher-quality bonds. A higher return is normally used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the interest rate risk inherent in investment-grade bonds for bond-specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield securities portfolios historically has been notably less than that of the equity market as a whole.

As a result, high-yield securities portfolios have often acted differently than investment-grade bond securities portfolios. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The portfolio may underperform when the outlook for the economy is negative. Conversely, the portfolio may outperform when the economic outlook turns positive.

WILL A FUND’S ASSETS BE INVESTED IN ILLIQUID SECURITIES?

Each Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

DO THE FUNDS HAVE A TEMPORARY DEFENSIVE STRATEGY?

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Each Fund is subject to a number of investment risks that will vary depending upon its selected portfolio. With respect to the Cornerstone Conservative and Cornerstone Equity Funds, the risk of these Funds will correspond directly to the underlying USAA Funds in which they invest. To the extent a Fund invests in equity securities (or in underlying USAA Funds that invest in equity securities), the performance of the Fund will be subject to the risks of investing in equity securities. To the extent a Fund invests in fixed-income securities (or in underlying USAA Funds that invest in fixed-income securities), the performance of the Fund will

53 | USAA Cornerstone Funds

be subject to the risks of investing in fixed-income securities. To the extent a Fund invests in foreign securities (or in underlying USAA Funds that that invest in foreign securities), the performance of the Fund will be subject to the risks of investing in foreign securities. Each Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of investments for the Fund will not produce intended results) as well as tactical allocation risk. Some of the risks of investing in the Funds are discussed below, including the principal risks of each Fund as discussed in the “Principal Risks” section for each Fund above.

Affiliated Fund Risk: In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser is also responsible for managing and administering the underlying USAA Funds.

Credit Risk: Credit risk is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The fixed-income securities in a Fund’s portfolio are subject to credit risk. A Fund accepts some credit risk as a recognized means to enhance investors’ return. To the extent a fund invests in government securities, credit risk will be limited. When evaluating potential investments for a fund, our analysts also assess credit risk and its impact on the fund’s portfolio. Nevertheless, even investment-grade securities are typically subject to some credit risk.

All securities varying from the highest quality to the very speculative have some degree of credit risk. We attempt to minimize the Fund’s overall credit risk by primarily investing in securities considered at least investment grade at the time of purchase. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

Prospectus | 54 |

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s NAV could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case on higher-rated securities.

If the fund purchases asset-backed or mortgage-backed securities that are “subordinated” to other interests in the same pool of assets, the fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, changes in the values of the properties backing the loans, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. In addition, instability in the markets for such securities may affect the liquidity of such securities, which means that a fund may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a fund may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed or mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks), which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all the principal amount of their debt obligations at maturity.

Commodities Investing Risk: The Fund’s investment in commodity-linked derivative instruments such as exchange traded notes may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular

55 | USAA Cornerstone Funds

industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The commodity-linked derivative instrument that the Fund may invest in may concentrate its assets in a particular sector of the commodities market (such as oil, metal, or agricultural products). As a result, the security may be more susceptible to risks associated with those sectors.

Currency Investing Risk: When the Fund invests in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, national entities such as the International Monetary Fund, or by the imposition of currency controls, or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Derivatives Risk: Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk manage-ment may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase a fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

Dividend Payout Risk: The possibility that a number of the companies in which a fund invests will reduce or eliminate the dividend on the securities held by the fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of a fund to produce investment income to shareholders will be adversely affected.

ETFs Risk: A Fund may invest a substantial portion of its assets in ETFs, which generally are registered investment companies. By

Prospectus | 56

investing in the Fund, you will be exposed to the same risks of the ETFs’ holdings as the ETFs themselves in direct proportion to the allocation of the Fund’s assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, each ETF typically is a “passive investor” and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An ETF may invest in all of the securities in such index or in a representative sample of such securities. The ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, the ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an ETF and the index it seeks to track can be due to, among other factors, the expenses that the ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. Moreover, the market price of an ETF may be different from the NAV of such ETF (i.e., the ETF may trade at a discount or premium to its NAV). The performance of a fund that invests in such an ETF could be adversely impacted. In addition, although the ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

57 | USAA Cornerstone Funds

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

Global Real Estate Securities and REIT Investment Risk: Investing in both equity and debt securities of REITs may subject a fund to many of the same risks associated with the direct ownership of real estate. There is a risk that a Fund’s investments in real estate securities and REITs will decrease because of a decline in real estate values. Investing in global REITs may have greater risks than investing in domestic REITs, which are described above in Foreign Investing Risks. Moreover, by investing in debt securities of REITs, a fund also is subject to credit risk.

Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Interest Rate Risk: As a mutual fund investing in bonds, each Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

v  If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

v  If interest rates decrease, the yield of the Fund may decrease and the market value of the Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

Leveraging Risk: Leveraging risk is the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

Prospectus | 58

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which have all experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: Because the Funds are actively managed, they are subject to management risk and there is no guarantee that the investment techniques and risk analyses used by a Fund’s manager(s) will produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Fund’s Board of Trustees and without shareholder approval, to change subadvisers. If we add or replace a subadviser of a Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher net realized capital gains and, therefore, distributions thereof, which could affect the tax efficiency of the Fund negatively for that taxable year.

Natural Resources Investing Risk: The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

59 | USAA Cornerstone Funds

Nondiversification Risk: A fund is nondiversified if it invests a greater percentage of its assets in a single issuer, such as a single stock, bond, or ETF. Because a relatively high percentage of the total assets of the underlying USAA Precious Metals and Minerals Fund may be invested in the securities of a single issuer or a limited number of issuers, the securities of this fund may be more sensitive to changes in the market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the fund’s investment results, because the fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

Options Strategy Risk: The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

Over-the-Counter (OTC) Risk: OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and a fund may experience difficulty in purchasing or selling these securities at a fair price.

Portfolio Turnover Risk: To implement the Fund’s principal investment strategies, the Fund’s securities may need to be actively and frequently traded. The Fund’s portfolio turnover rate may exceed 100% and vary from year to year depending on the frequency of the investment allocation decisions made. A high turnover rate increases transaction costs and may increase taxable capital gains, which may adversely affect Fund after-tax performance.

Precious Metals and Minerals Securities: Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are

Prospectus | 60

additional risks involved in investing in precious metals and minerals securities. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to an investor’s portfolio may reduce overall fluctuations in portfolio value.

Prepayment Risk: The possibility that prepayments of mortgage-backed securities in a fund’s portfolio will require reinvestment at lower interest rates, resulting in less interest income to the fund. As a mutual fund investing in mortgage-backed securities, a fund is subject to prepayment risk for these securities. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by a fund and, therefore, the size of the net investment income dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

Tactical Allocation Risk: The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant.

Rebalancing Risk: In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Small-Cap Company Risk: The greater risk of investing in smaller, less well-known companies, as opposed to investing in established com-panies with proven track records. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may

61 | USAA Cornerstone Funds

be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Stock Market Risk: Because the Fund invests in stocks, it is subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds. However, domestic and international stock markets also can move up and down rapidly or unpredictably due to factors affecting securities markets generally, particular investments, or individual companies. Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies, and could add significantly to the risks of increased volatility for the Fund and the inability to attain a Fund’s investment objective.

U.S. Government-Sponsored Enterprises (GSEs) Risk: While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Freddie Mac and Fannie Mae under conservatorship and appointed the FHFA as their regulator. In addition, the U.S. Treasury entered into purchase agreements with Freddie Mac and Fannie Mae to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that

Prospectus | 62

Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds' investment policies and the types of securities in which each Fund’s assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities are available in the Funds' SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $XX billion in total assets under management as of May 31, 2012.

We provide investment management services to the Cornerstone Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ Advisory Agreement is available in the Funds’ annual report to shareholders for the periods ending May 31.

The Funds may use a “manager-of-managers” structure. We are authorized to select (with approval of the Funds' Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Funds' assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Funds' Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of a Fund’s assets, and we can change the allocations without shareholder approval.

Cornerstone Conservative Fund

AMCO does not receive any investment management fees for performing such investment management services for the Fund. However, we reserve the right at any time in the future, subject to the approval of the Board of Trustees, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying USAA Funds. If the Fund is restructured in this manner, the Fund will pay us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one-half of one percent (0.50%) of the Fund's average net assets.

We have agreed, through October 1, 2013, to make payments to the Fund or waive our annual management, administration, and other fees payable to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.10% of the Fund’s average daily net assets. This reimbursement arrange-ment may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2013. If the Fund’s total annual operating expense ratio is lower than 0.10%, the Fund will operate at the lower expense ratio.

Cornerstone Moderate Conservative Fund

For our services, the Fund pays us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one-half of one percent (0.50%) of the Fund’s average net assets.

We have agreed, through October 1, 2013, to make payments to the Fund or waive our annual management, administration, and other fees payable to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extra-ordinary expenses) do not exceed 0.90% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2013. If the Fund’s total

63 | USAA Cornerstone Funds

annual operating expense ratio is lower than 0.90%, the Fund will operate at the lower expense ratio.

Cornerstone Moderate Fund

For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

The performance adjustment is calculated monthly by comparing the Fund’s performance to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category. This category includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over-performance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                                       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                                              (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)1                                              OF THE FUND’S AVERAGE NET ASSETS)1

+/– 100 to 400                                                                                       +/– 4

+/– 401 to 700                                                                                       +/– 5

+/– 701 and greater                                  +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period,

Prospectus | 64

even if the Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment increased the management fee of 0.75% by 0.01%.

We have agreed through October 1, 2012, to make payments to the Fund or waive our annual management, administration, and other fees payble to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extra-ordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. This reimbursement arrange-ment may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2012. The investment management fee we received for the fiscal year ended May 31, 2011, including the effect of any performance adjustment and reimburse-ments to the Fund, was equal to 0.40% of average net assets.

Cornerstone Moderately Aggressive Fund

For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

The performance adjustment is calculated monthly by comparing the Fund’s performance to that of the Lipper Global Flexible Funds Index over the performance period. The Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category. This category includes funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of each portfolio is invested in securities traded outside of the United States. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over-

65 | USAA Cornerstone Funds

performance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE (IN BASIS
RELATIVE TO INDEX                                          POINTS AS A PERCENTAGE OF THE
(IN BASIS POINTS)1                                               FUND’S AVERAGE NET ASSETS)1

+/– 100 to 400                                      +/– 4

+/– 401 to 700                                                                                       +/– 5

+/– 701 and greater                                  +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment increased the management fee of 0.75% by 0.03%.

We have agreed, through October 1, 2012, to make payments to the Fund or waive our annual management, administration, and other fees payable to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.28% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2012. The investment management fee we received for the fiscal year ended May 31, 2011, including the effect of any performance adjustment and reimbursements to the Fund, was equal to 0.76% of average net assets. If the Fund’s total annual operating expense ratio is lower than 1.28%, the Fund will operate at the lower expense ratio.

Cornerstone Aggressive Fund

For our services, the Fund pays us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

We have agreed, through October 1, 2013, to make payments to the Fund or waive our annual management, administration, and other fees

Prospectus | 66

payable to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) exceed 1.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2013. If the Fund’s total annual operating expense ratio is lower than 1.10%, the Fund will operate at the lower expense ratio.

Cornerstone Equity Fund

AMCO does not receive any investment management fees for performing such investment management services for the Fund. However, we reserve the right at any time in the future, subject to the approval of the Board of Trustees, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying USAA Funds. If the Fund is restructured in this manner, the Fund will pay us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-quarters of one percent (0.75%) of the Fund's average net assets.

We have agreed, through October 1, 2013, to make payments to the Fund or waive our annual management, administration, and other fees payable to the Fund so that total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.10% of the Fund’s average daily net assets. This reimbursement arrange-ment may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by us at any time after October 1, 2013. If the Fund’s total annual operating expense ratio is lower than 0.10%, the Fund will operate at the lower expense ratio.

In addition to providing investment management services, we also provide administration and shareholder servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Funds distributor.

67 | USAA Cornerstone Funds

SUBADVISER(S)

We have entered into Investment Subadvisory Agreements with Batterymarch and QMA, under which Batterymarch and QMA provide day-to-day discretionary management of certain of the Fund’s assets in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and AMCO. These subadvisers are compensated directly by AMCO and not by the Funds.

Cornerstone Moderately Aggressive Fund

Batterymarch, located at John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, is a registered investment adviser founded in 1969. Batterymarch provides asset management services primarily for corporations, pension plans, investment companies (including mutual funds), endowments, foundations, and state and municipal and foreign governmental entities. As of June 30, 2011, Batterymarch had assets under management of approximately $22.5 billion.

QMA, located at Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, is an SEC registered investment adviser. QMA manages equity and balanced portfolios for institutional and retail clients. As of June 30, 2011, QMA managed approximately $81 billion in assets.

PORTFOLIO MANAGER(S)

Cornerstone Conservative Fund

John P. Toohey, CFA, is Vice President of Equity Investments and joined USAA in February 2009. He has 14 years of investment management experience and has co-managed the Fund since its inception in June 2012. Prior to joining USAA, Mr. Toohey was a managing director at AIG Investments from December 2000 to January 2009, where he was responsible for the investments supporting AIG’s pension plans worldwide. He also was co-portfolio manager for four lifestyle and asset allocation funds, oversaw the equity index fund business, and served as a senior member of the external client asset allocation team. Education: B.A., Mathematics, Williams College. He holds the Chartered Financial Analyst (CFA) designation.

Wasif A. Latif is Vice President of Equity Investments and joined USAA in June 2006. Mr. Latif has 14 years of investment management experience and has worked for us for six years. He has co-managed the Fund since its inception in June 2012. Education: B.S. in finance, University of Indianapolis; M.B.A., University of Illinois at Chicago.

Prospectus |  68

Cornerstone Moderately Conservative Fund

John P. Toohey, is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception in June 2012. Mr. Espe has 26 years of investment management experience and has worked for us for 10 years. Education: B.S., Willamette University; M.B.A., University of Oregon. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Julianne Bass, CFA, Assistant Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception in June 2012. She has 24 years of investment management experience and has worked for us for 12 years. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She is a member of the CFA Institute and the CFA Society of San Antonio.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, , has co-managed the Fund since its inception in June 2012. Mr. Denbow has 19 years of investment management experience and has worked for us for 13 years. Education: B.B.A. and M.B.A., Texas Christian University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Cornerstone Moderate Fund

John P. Toohey is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe has co-managed the Fund since January 2004.

69 | USAA Cornerstone Funds

Cornerstone Moderately Aggressive Fund

AMCO:

John P. Toohey is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe has co-managed the Fund since January 2004.

Julianne Bass has co-managed the Fund since October 2011.

Dan Denbow has co-managed the Fund since October 2008.

Batterymarch:

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch’s Developed Markets investment team manages a portion of this Fund. Members of the investment team may change from time to time. Stephen A. Lanzendorf, Adam J. Petryk, CFA, and Michael P. McElroy, CFA, are responsible for the strategic oversight of the Fund’s investments. Their focus is on portfolio structure, and they are primarily responsible for ensuring that the Fund complies with its investment objective, guidelines and restrictions, and Batterymarch’s current investment strategies.

Stephen A. Lanzendorf, CFA, Deputy Chief Investment Officer

and Senior Portfolio Manager, Developed Markets Team, joined Batterymarch in 2006. He has 27 years of investment experience. Education: B.S. and an M.S. from the Massachusetts Institute of Technology. He has co-managed the Fund since October 2011.

Adam J. Petryk, CFA, Deputy Chief Investment Officer and Senior Portfolio Manager, Developed Markets Team, joined Batterymarch in 2007. Mr. Petryk was formerly the deputy chief investment officer and then chief investment officer for Legg Mason Canada, an affiliate of Batterymarch, where he was responsible for asset allocation, domestic equity and domestic fixed income management. He retains a consulting role with Legg Mason Canada. He was previously an equity analyst at Scotia Capital Markets. He has 14 years of investment experience.

Prospectus | 70

Education: B.S. and an M.S., University of Waterloo (Canada). He has co-managed the Fund since October 2008.

Michael P. McElroy, CFA, Director and Senior Portfolio Manager, Developed Markets Team, joined Batterymarch in 2006. He has 22 years of investment experience. Education: B.S. and two M.S. degrees, Massachusetts Institute of Technology. He has co-managed the Fund since October 2008.

QMA

QMA typically follows a team approach in the management of its portfolios. It uses a disciplined investment process based on funda-mental data, driven by its quantitative investment algorithm. QMA combines the investment insights gained from its original research with the seasoned judgment of its investment professionals. The members of QMA’s portfolio management team with primary responsibility for subadvising the international portion of the Fund are listed below.

Margaret S. Stumpp, Ph.D., is the Chief Investment Officer of QMA. She is portfolio manager for equity portfolios for institutional investors and mutual fund clients. Margaret is extensively involved in quantitative research in asset allocation, security selection, and portfolio construc-tion for QMA. She has co-managed the Fund since October 2007. She joined QMA’s predecessor in 1987. Education: B.A. cum laude with distinction in economics, Boston University; and an A.M. and Ph.D. in economics, Brown University.

Jacob Pozharny, Ph.D. is a Managing Director of QMA. He has co-managed the Fund since October 2008. Mr. Pozharny heads research and portfolio management for International Quanti-tative Core Equity and all non U.S. strategies. He was previously a managing director and head of International Quantitative Equity at the TIAA-CREF organi-zation and Teachers Advisors, Inc., where he was responsible for quantitative stock selection and portfolio construction for the international portfolios. Earlier in his career, he held positions at the University of California, Nicholas-Applegate Capital Management and the Federal Reserve. He earned a B.A. in economics, an M.S. in statistics, an M.S. in finance and applied economics, and a Ph.D. in applied statistics from the University of California.

John Van Belle, Ph.D., is a Managing Director of QMA. John manages global, international, emerging markets, and regional equity portfolios. He has co-managed the Fund since October 2007. He joined QMA’s

71 | USAA Cornerstone Funds

predecessor in 1983. Education: B.S. in economics, St. Joseph’s College; and Ph.D., University of Virginia.

Cornerstone Aggressive Fund

John P. Toohey, is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe has co-managed the Fund since its inception in June 2012.

Julianne Bass has co-managed the Fund since its inception in June 2012.

Dan Denbow has co-managed the Fund since its inception in June 2012.

Cornerstone Equity Fund

John P. Toohey has co-managed the Fund since its inception in June 2012.

Wasif A. Latif has co-managed the Fund since its inception in June 2012.

The SAI provides additional information about the portfolio managers’ compensation, other accounts, and ownership of Fund securities.

MANAGEMENT OF THE UNDERLYING FUNDS

AMCO serves as investment manager to all of the underlying USAA Funds and, in conjunction with each underlying USAA Fund’s sub-adviser(s), is responsible for the selection and management of the underlying USAA Funds’ portfolio investments.

DESCRIPTION OF UNDERLYING FUNDS

The investments of the Cornerstone Conservative and Cornerstone Equity Funds are concentrated in the underlying USAA Funds. Although the underlying USAA Funds are categorized generally as equity, fixed-income, and other alternatives, many of these Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. Therefore, the Cornerstone

Prospectus | 72

Conservative and Cornerstone Equity Funds' investment performance is directly related to the investment performance of these underlying USAA Funds.

Each of the underlying USAA Funds may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying USAA Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent a Fund from achieving its investment objective.

The following table gives a brief description of the objective and principal investment strategy of the underlying USAA Funds. Additional investment practices are described in more detail under the Invest-ment Policies in the SAI and in each underlying USAA Fund’s prospectus.

Equity Funds	Objective/Strategy
USAA Aggressive Growth Fund	capital appreciation/primarily invests in equity securities of large companies selected for growth potential
USAA Emerging Markets Fund	capital appreciation/80% in equity securities of emerging market companies
USAA Growth Fund	long-term growth of capital/invests in a diversified equity securities that are selected for their growth potential
USAA Income Stock Fund	current income with prospect of increasing dividend income and potential for capital appreciation/80% in common stocks with at least 65% normally invested in companies that pay dividends
USAA International Fund	capital appreciation/80% in equity securities of foreign companies (including emerging market companies)

73 | USAA Cornerstone Funds

USAA Small Cap Stock Fund	long-term growth of capital/80% in equity securities of companies with small market capitalizations
USAA S&P 500 Index Fund	an index fund that seeks to match, before fees and expenses, the S&P 500 Index performance/80% in common stocks of companies composing the S&P 500 Index
USAA Value Fund	long-term growth of capital/primarily invests in equity securities of companies considered to be undervalued
Fixed-Income Funds	Objective/Strategy
USAA High Income Fund	attractive total return primarily through high current income and secondarily through capital appreciation/primarily in high-yield securities
USAA Income Fund	maximum current income without undue risk to principal/primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved
USAA Intermediate-Term Bond Fund	high current income without undue risk to principal/80% in debt securities with a dollar weighted average portfolio maturity between three to 10 years
USAA Short-Term Bond Fund	high current income consistent with preservation of principal/80% in investment-grade debt securities with a dollar weighted average portfolio maturity of three years or less

Prospectus |  74

Alternative Funds	Objective/Strategy
USAA Precious Metals and Minerals Fund
long-term capital appreciation and protect the purchasing power of your capital against inflation/80% in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals

USAA Real Return Fund
seeks a total return that exceeds the
rate of inflation over an economic cycle/ principally invests in a portfolio of invest-ments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity.

If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “corres-

75 | USAA Cornerstone Funds

pondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (Code). See the section on Taxes for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share deter-mined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund’s behalf.

Prospectus | 76

Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000 minimum or $500 minimum initial investment with a $50 monthly systematic investment.

ADDITIONAL PURCHASES

$50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in a Fund through any USAA managed account and/or other affiliated product. In addition, a Fund may waive or lower purchase minimums in other circumstances.

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or

77 | USAA Cornerstone Funds

check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your basis in the shares originally purchased and the proceeds you receive upon their redemption. See Taxes for information regarding basis election and reporting.

BUYING AND SELLING FUND SHARES

Internet – usaa.com

■
To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able to open and fund a new mutual fund account, make purchases, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

Mobile Access – mobile.usaa.com

■	Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■
In addition to obtaining account balance information, last trans-actions, current fund prices, and return information for your Fund account, you may use our USAA self-service telephone system to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 8 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reason-able procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

Prospectus |  78

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all account owners.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly. If you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. Your bank also may charge a fee for wires.

EFT

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

79 | USAA Cornerstone Funds

USAA Brokerage Services

■
To purchase new and additional shares or to request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchase or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your appli-cation. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence.

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See section on Effective Date for additional information. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of these shares when they are exchanged.

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, the Fund reserves the right to terminate or change the terms of an exchange offer.

Prospectus | 80

OTHER IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, the USAA Ultra Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, the USAA Ultra Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient manage-ment of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

81 | USAA Cornerstone Funds

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or ”out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, USAA Short-Term Bond Fund, the USAA Ultra Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■
Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, USAA Managed Portfolios, or other designated USAA managed investment accounts;

■	Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds and the USAA Cornerstone Funds; and

■	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

Prospectus | 82

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your

83 | USAA Cornerstone Funds

financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem Fund shares is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. Fund shares may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that

Prospectus | 84

the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

The Cornerstone Conservative and Cornerstone Equity Fund's NAV is calculated based upon the NAVs of the underlying USAA Funds in which these Funds invest, which are calculated on the same day and time as the NAV of the respective Cornerstone Fund. The assets of each underlying USAA Fund are valued generally by using available market quotations or at fair value as determined in good faith by or under the direction of the underlying Fund’s Board of Trustees. The prospectus for the underlying USAA Funds explains the circumstances under which those funds will use fair value pricing and the effects of doing so.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Cornerstone Moderately Aggressive, Cornerstone Aggressive, and Cornerstone Equity Funds pay distributions of net investment income ("dividends") annually. The Cornerstone Conservative, Cornerstone Moderately Conservative, and Cornerstone Moderate Funds pay dividends quarterly. Ordinarily, any distributions of net realized capital gains are paid in December of each year. Each Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of federal income or excise tax.

Each Fund will automatically reinvest all dividends and other distributions in additional shares of the Fund unless you request to receive these distributions by way of EFT. The share price for a reinvestment will be the NAV of a Fund shares computed on the ex-distribution date. Any distribution made by a Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any distribution. Some or all distributions will be subject to income taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to us by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Each Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year or intends to qualify for its first taxable year, and intends to continue to qualify, for treatment as a regulated investment company (RIC) under the Code. By doing so, a Fund

85 | USAA Cornerstone Funds

(but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Although each Fund expects to qualify or continue to qualify for treatment as a RIC and thereby be relieved of all or substantially all federal income tax, it may incur a tax liability in states or localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business.

■ Shareholder Taxation

Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional Fund shares. A portion of a Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the maximum 15% federal income tax rate applicable to "qualified dividend income" available to individuals through the end of 2012.

Regardless of the length of time you have held Fund shares, distributions of net capital gain that a Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Fund shares. Those distributions will qualify for a maximum 15% federal income tax rate for shareholders who are individuals through the end of 2012.

You may realize a capital gain or loss for federal income tax purposes, on a redemption or exchange, which is treated like a redemption. Your gain or loss is based on the difference between your basis in the redeemed shares and the redemption proceeds you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange before 2013 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum tax rate mentioned above. In addition, beginning in 2013 an individual shareholder's distributions from a Fund and gains recognized from the redemption of Fund shares will be subject to a 3.8% federal tax to the extent the individual's "net investment income" is greater than the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000

Prospectus | 86

if married and filing jointly). This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax adviser regarding the effect, if any, this provision may have on their investment in Fund shares.

Your basis in shares of a Fund that you acquire after December 31, 2011, (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS) - accepted basis determination method.

■ Withholding

Federal law requires a Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of whether you realize a gain or loss) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income, or

■     Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

A Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, each Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax adviser to obtain more information about how the basis reporting law applies to them.

87 | USAA Cornerstone Funds

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The six-month period ended November 30, 2011, has been derived from unaudited financial statements. This table should be read in conjunction with the unaudited financial statements and related notes that have been incorporated by reference into the SAI.

Because the Conservative, Moderately Conservatively, Aggressive, and Equity Funds commenced operations on or following the date of this prospectus, no financial highlights are shown.

Prospectus | 88

CORNERSTONE MODERATE FUND
	Six-Month Period Ended November 30,		Year Ended May 31,
	2011		2011	2010	2009		2008		2007
Net asset value at
beginning of period	$14.29		$12.26	$10.08	$14.01		$15.70		$14.97
Income (loss) from investment operations:
Net investment income	.20		.38	.47	.43		.38		.37
Net realized and unrealized gain (loss)	(1.39)		2.05	2.18	(3.95)		(.96)		1.68
Total from investment operations	(1.19)		2.43	2.65	(3.52)		(.58)		2.05
Less distributions from:
Net investment income	(.19)		(.40)	(.47)	(.41)		(.38)		(.38)
Realized capital gains	-		-	-	(.00)	(a)	(.73)		(.94)
Total distributions	(.19)		(.40)	(.47)	(.41)		(1.11)		(1.32)
Net asset value at end of period	$12.91		$14.29	$12.26	$10.08		$14.01		$15.70
Total return (%)*	(8.34)		20.21	26.63	(25.13)		(3.82)		14.28	(b)
Net assets at end of period (000)	$737,125		$785,016	$592,088	$449,984		$622,186		$661,780
Ratios to average net assets:**
Expenses (%)(d)	1.00	(c)	1.00	1.00	1.00		1.00		1.00	(b)
Expenses, excluding reimbursements (%)(d)	1.38	(c)	1.36	1.38	1.42		1.26		1.26	(b)
Net investment income (%)	3.04	(c)	2.92	3.95	4.12		2.61		2.46
Portfolio turnover (%)	47		145	110	115		185	(e)	179

*    Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods less than one year are not annualized.

** For the six-month period ended November 30, 2011, average net assets were $741,350,000.
(a) Represents less than $0.01 per share.
(b)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:
	(.00%)†		(.00%)†	(.00%)†	(.00%)†		(.00%)†		(0.01%)
† Represents less than 0.01% of average net assets.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

89 | USAA Cornerstone Funds

CORNERSTONE MODERATELY AGGRESSIVE FUND
	Six-Month Period Ended November 30,		Year Ended May 31,
	2011		2011		2010	2009	2008		2007
Net asset value at beginning of period	$24.05		$20.43		$17.21	$24.17	$28.51		$26.50
Income (loss) from investment operations:
Net investment income	.08		.57		.65	.57	.46		.40
Net realized and unrealized gain (loss)	(2.22)		3.67	(a)	3.19	(7.02)	(1.16)		4.38
Total from investment operations	(2.14)		4.24		3.84	(6.45)	(.70)		4.78
Less distributions from:
Net investment income	-		(.62)		(.62)	(.51)	(.44)		(.53)
Realized capital gains	-		-		-	-	(3.20)		(2.24)
Total distributions	-		(.62)		(.62)	(.51)	3.64		(2.77)
Net asset value at end of period	$21.91		$24.05		$20.43	$17.21	$24.17		$28.51
Total return (%)*	(8.90)		20.93	(a)	22.31	(26.39)	(2.79)		18.82	(b)
Net assets at end of period (000)	$2,059,667		$2,294,249		$1,924,153	$1,603,954	$2,243,804		$2,193,361
Ratios to average net assets:**
Expenses (%)(f)	1.28	(c)	1.25	(d)	1.19	1.19	1.19		1.19	(b)
Expenses, excluding reimbursements (%)(f)	1.37	(c)	1.27		1.31	1.37	1.21		1.19	(b)
Net investment income (%)	2.63	(c)	2.51		3.23	3.23	2.06		1.68
Portfolio turnover (%)	35		117		151	162	175	(e)	127

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

** For the six-month period ended November 30, 2011, average net assets were $2,116,918,000.

(a) For the year ended May 31, 2011, the Manager reimbursed the Fund $10,000 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Fund's net realized loss and total return was less than $0.01/0.01% per share.

(b)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d)  Effective October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.19%.

(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus |  90

NOTES

91 | USAA Cornerstone Funds

9800 Fredericksburg Road
San Antonio, Texas 78288

PRSRT STD
U.S. Postage
PAID
USAA

SAVE PAPER AND FUND COSTS

Under My Profile on usaa.com
Select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Funds, you
may call (800) 531-USAA (8722) to request a free copy of
the Funds’ statement of additional information (SAI), annual or semiannual reports (upon availability), or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com (upon availability). A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s
website (www.sec.gov) or the Commission’s Public Reference
Room in Washington, DC. Information on the operation of
the Public Reference Room may be obtained by calling
(202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@
sec.gov or by writing the Public Reference Section of the
Commission, Washington, DC 20549- 1520.

[USAA EAGLE LOGO (R)]  We know what it means to serve. (R)                                                                                                                   [RECYCLED GRAPHIC]

23445-0612                                                                             Investment Company Act File No. 811-7852                                                    ©2012, USAA. All rights reserved.

Part B

Statement of Additional Information
for the
Cornerstone Funds
(Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund,
Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund,
Cornerstone Aggressive Fund, and Cornerstone Equity Fund)

Filed herein

USAA MUTUAL FUNDS TRUST	STATEMENT OF
ADDITIONAL INFORMATION
JUNE 2, 2012

USAA Cornerstone Conservative Fund
USAA Cornerstone Moderately Conservative Fund
USAA Cornerstone Moderate Fund (formerly USAA Balanced Strategy Fund) (USBSX)
USAA Cornerstone Moderately Aggressive Fund (formerly USAA Cornerstone Strategy Fund) (USCRX)
USAA Cornerstone Aggressive Fund
USAA Cornerstone Equity Fund

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty no-load mutual funds, six of which are described in this Statement of Additional Information (SAI): the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund (formerly the USAA Balanced Strategy Fund), USAA Cornerstone Moderately Aggressive Fund (formerly the USAA Cornerstone Strategy Fund), USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (collectively, the Funds). Each Fund is classified as diversified. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund.

You may obtain a free copy of the prospectus dated June 2, 2012, for the Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund’s prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds and should be read in conjunction with each Fund’s prospectus.

The financial statements of the USAA Cornerstone Moderate and USAA Cornerstone Moderately Aggressive Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended May 31, 2011, are included in the annual report to shareholders of that date and are incorporated herein by reference. The unaudited financial statements of the USAA Cornerstone Moderate and USAA Cornerstone Moderately Aggressive Funds for the period ended November 30, 2011, are included in the semiannual report to shareholders of that date and are incorporated herein by reference.The annual and semiannual reports to shareholders are available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

  TABLE OF CONTENTS

Page		Page
2	Valuation of Securities	29	Tax Considerations
3	Conditions of Purchase and Redemption	31	Trustees and Officers of the Trust
3	Additional Information Regarding Redemption of Shares	40	The Trust’s Manager
6	Investment Plans	49	Portfolio Manager Disclosure
7	Investment Policies	63	Portfolio Holdings Disclosure
22	Investment Restrictions	64	General Information
23	Portfolio Transactions and Brokerage Commissions	64	Appendix A – Long-Term and Short-Term Debt Ratings
27	Fund History and Description of Shares

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Asset Management Company (AMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The value of securities of each Fund is determined by one or more of the following methods:

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the price of certain foreign securities held by a Fund is determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund’s NAV is calculated will not be reflected in the value of a Fund’s foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund’s foreign securities. The Subadvisers have agreed to notify the Manager of significant events they identify that may materially affect the value of a Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund’s foreign securities, then the Manager, under valuation procedures approved by the Funds’ Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day. ETFs are valued at the last sales price or official closing price on the primary exchange on which they trade. Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price. Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith by the Manager at fair value using valuation procedures approved by the Fund’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption. Prompt payment will be made directly to your bank account on file or if none, by mail to your last known address.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪      Transactions in the money market funds, USAA Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

▪      Purchases and sales pursuant to automatic investment or withdrawal plans;

▪
Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA 529 College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, USAA Managed Portfolios, or other designated USAA managed investment accounts;

▪      Purchases and sales by the USAA Institutional shares for use in the USAA Target Retirement Funds and the USAA Cornerstone Funds; and

▪	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat each omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent has entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries, there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

Automatic Investing – With this plan the regular minimum initial investment amount is $500 if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of the Trust (excluding our tax-exempt funds).

Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

  INVESTMENT POLICIES

The sections captioned Investment Objective, and Principal Investment Strategy in the Funds' prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective(s) of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper and other corporate debt obligations.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees:  (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

Calculation of Dollar-Weighted Average Portfolio Maturity

Dollar-weighted average portfolio maturity is derived by multiplying the dollar value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the dollar-weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Eurodollar and Yankee Obligations

Each Fund's assets may invest in Eurodollar obligations or Yankee obligations. Eurodollar obligations are dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from leaving the country. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Master Demand Notes

Each Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by each Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest a Fund’s assets in master demand notes only if the Fund’s Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Periodic Auction Reset Bonds

Each Fund may invest in periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of each Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Synthetic Instruments

Each Fund may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt status. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that the Fund will not be able to exercise its tender option. The Growth and Tax Strategy Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

Put Bonds

Each Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under each Fund’s portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust in amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, a Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. A Fund may terminate a loan at any time.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Group (S&P), or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer’s creditworthiness. As a result, their market prices tend to fluctuate more than those of higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund’s ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

Foreign Securities

Each Fund may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American depositary receipts (ADRs), European depositary receipts (EDRs) and global depositary receipts (GDRs). These foreign holdings present certain other risks not present in domestic investments and may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; emerging markets risk; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political or social instability, including policies of foreign governments which may affect their respective equity markets; foreign taxation requirements including withholding taxes; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds’ investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Forward Currency Contracts

Each Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

A Fund may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver. A Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Illiquid Securities

Each Fund may invest up to 15% of its respective net assets, in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

Adjustable-Rate Securities

The interest rate on an adjustable-rate security fluctuates periodically. Generally, the security’s yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates.

Variable-Rate Demand Notes

Each Fund may invest in securities which provide the right to sell the securities at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

When-Issued and Delayed-Delivery Securities

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in the Funds’ portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Separate Trading of Registered Interest and Principal of Securities (STRIPS)

Each Fund may invest in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

Treasury Inflation-Protected Securities (TIPS)

Each Fund may invest in TIPS, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities in the event of sustained deflation or a drop in prices.

Investments in Real Estate Investment Trusts (REITs)

Because each Fund may invest a portion of their assets in equity securities of domestic and foreign REITs, these Funds may also be subject to certain risks associated with direct investments in real estate. In addition, the Balanced Strategy, Cornerstone Strategy, and Managed Allocation Funds may invest a portion of their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in these securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon the specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The tax-exempt income earned on these investments will be taxable to the Funds’ shareholders when distributed to them.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities, or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s, S&P, Fitch Ratings (Fitch), and Dominion Bond Rating Service Limited (Dominion) represent their opinions of the quality of the securities rated by them (see Appendix A). It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager or the applicable Subadviser to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Like common stock, preferred stocks represent partial ownership in a company, although preferred stockholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. The main benefit to owning preferred stock is that the investor has a greater claim on the company’s assets than common stockholders. Preferred stockholders always receive their dividends first and, in the event the company goes bankrupt, preferred stockholders are paid off before common stockholders.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Funds will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund may invest in securities issued by other non-money market investment companies (including ETFs). As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act. The Funds may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the 1940 Act that would otherwise be applicable.

Securities of ETFs

Each Fund’s assets may be invested in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on the American Stock Exchange or other exchanges. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF’s price. However, ETFs do not necessarily trade at their NAV. The price of an ETF is determined by supply and demand.

Each Fund may invest a substantial portion of its assets in ETFs. By investing in the Fund, you will be exposed to the same risks of the ETFs’ holdings as the ETFs themselves in direct proportion to the allocation of the Fund’s assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, each ETF typically is a “passive investor” and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An ETF may invest in all of the securities in such index or in a representative sample of such securities. The ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, the ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an ETF and the index it seeks to track can be due to, among other factors, the expenses that the ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. Moreover, the market price of an ETF may be different from the NAV of such ETF (i.e., the ETF may trade at a discount or premium to its NAV). The performance of a fund that invests in such an ETF could be adversely impacted. In addition, although the ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Mortgage-Backed Securities

Each Fund may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae, also known as GNMA), Fannie Mae, and Freddie Mac. These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since 2009, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage backed securities. While the Federal Reserve’s purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

Each Fund may also invest in mortgage-backed securities that include collateralized mortgage obligations (CMOs), stripped mortgage-backed securities (SMBSs), and mortgage dollar rolls.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund’s return on these investments. CMOs may also be less marketable than other securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.  SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund's limitations on investment in illiquid securities.

In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

In addition, each Fund may also invest in commercial mortgage-backed securities (CMBSs) and interest only commercial mortgage-backed securities (CMBS IOs).

CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans  that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and are also less sensitive to interest rate changes. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield. The Funds will only purchase CMBS IOs rated AA and higher.

Zero Coupon Bonds

Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value (“original issue discount”), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, a Fund accrues the daily amortization of the original issue discount.

Derivatives

Each Fund may buy and sell certain types of derivatives, such as options contracts, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

The Manager or the applicable Subadviser may enter into derivative positions for each Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or  (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Futures Contracts

Each Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Securities and Securities Indexes

Each Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: “puts” and “calls.” Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts

Each Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of each Fund’s non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option contracts at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased option contracts, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Each Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having an NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund’s portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Each Fund may enter into credit default swap contracts (CDSs) for investment purposes. If the Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

Each Fund also may purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced above. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk; the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

Asset-Backed Commercial Paper

Each Fund may invest in asset–backed commercial paper, which is a short-term investment vehicle with a maturity that is typically between 90 and 180 days. The security itself is typically issued by a bank or other financial institution. The notes are backed by physical assets such as trade receivables, and are generally used for short-term financing needs. A company or group of companies looking to enhance liquidity may sell receivables to a bank or other conduit, which, in turn, will issue them to its investors as commercial paper. The commercial paper is backed by the expected cash inflows from the receivables. As the receivables are collected, the originators are expected to pass the funds to the bank or conduit, which then passes these funds on to the note holders.

Asset-Backed Securities

Each Fund may invest in asset-backed securities (ABS). ABS represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. With respect to the Funds, such pass-through certificates may include equipment trust certificates (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating-rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Loan Interests and Direct Debt Instruments

Each Fund may invest in loan interests and direct debt instruments, generally referred to as bank loans, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency, or bankruptcy of the borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks, such as a loan foreclosure, and costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

For purposes of Fund investment limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the Fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Equity-linked Structured Notes

Equity-linked structured notes are hybrid instruments that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Exchange-traded Notes

Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (i.e. NYSE) during normal trading hours. However, investors also can hold the debt security until maturity. At that time, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). One factor that affects the ETN’s value is the credit rating of the issuer. Therefore, the value of the ETN may drop with a change in the underlying index, due to a downgrade in the issuer’s credit rating.

Equity Securities

Each Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, “equity securities” are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Global Tactical Asset Allocation (GTAA) Strategy

In an attempt to enhance a Fund’s return, a Fund may employ a GTAA strategy, which is a total return strategy designed to add value by benefiting from short- and medium-term mispricing within global equity, bond, and currency markets. This strategy will be accomplished by investing the Fund’s assets in hedge or other funds that invest in short-term money market instruments, long and short positions in global equity and fixed-income exchange-traded futures, currency forwards, and other derivative instruments such as swaps.

The GTAA strategy seeks to enhance a Fund’s return by shifting investment weightings among global equity, bond, and currency markets in an effort to capture short- and medium-term market moves. The end result is a portfolio of equity, bond, and currency positions intended to generate returns for the Fund that exceed those that could be achieved without the GTAA strategy, although there can be no guarantee that such result will be achieved. Because the GTAA strategy focuses on short- and medium-term market moves, the strategy in this portfolio is expected to change frequently.

The GTAA strategy invests in options and futures based on any type of security or index, including options and futures traded on foreign exchanges. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the strategy’s investments against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase and will broaden the strategy’s market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

A GTAA strategy also may contain forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies, and may purchase securities indexed to foreign currencies. Currency management strategies allow this portion of the portfolio to shift investment exposure from one currency to another or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Successful implementation of a GTAA strategy depends on the judgment of the GTAA strategy manager as to the potential risks and rewards of implementing the different types of strategies.

  INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund’s outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

Each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities.

(7)
may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

With respect to each Fund’s concentration policies as described above, the Manager and Subadvisers, where applicable, use various recognized industry classification services including, but not limited to industry classifications established by Standard & Poor’s Rating Services (S&P), Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

Additional Restriction

The USAA Cornerstone Equity Fund has an investment policy that requires it to normally invest at least 80% of its assets in equity securities. To the extent required by SEC rules, each such policy may be changed only upon at least 60 days’ notice to the Fund’s shareholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager or the applicable Subadviser, subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust’s policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable Subadviser may effect certain “riskless principal” transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager, and through affiliated brokers of the applicable Subadviser. The Trust’s Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Trust’s Board of Trustees has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The Trust’s Board of Trustees has approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager’s or the applicable Subadviser’s costs.

In return for such services, a Fund may pay to a broker a “higher commission” (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with which it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes obtaining the best available price and most favorable execution.

To the extent permitted by applicable law, and in all instances subject to the Funds’ policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund’s expenses. The applicable Subadviser may use step-out trades where the executing broker-dealer agrees to step-out a portion of a larger trade to the commission recapture broker-dealer to facilitate the commission recapture arrangement.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser’s other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased  for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The Trust pays no brokerage commissions for debt securities. The market for such securities is typically a “dealer” market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer’s mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

During the fiscal year ended May 31, 2011, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of the regular broker-dealers.

			Value of Securities
Regular Broker-Dealer			As of May 31, 2011
Banc of America Corp
	Cornerstone Moderately Aggressive		$2,909,000
Banc of America Securities, LLC
	Cornerstone Moderate		$2,869,000
Barcalys Global Investors Services
	Cornerstone Moderate	$
	Cornerstone Moderately Aggressive		$828,000
Citigroup Global Markets Inc.
	Cornerstone Moderate		$2,797,000
	Cornerstone Moderately Aggressive		$8,963,000

Credit Suisse
	Cornerstone Moderately Aggressive	$485,000
Deutsche Bank Securities, Inc.
	Cornerstone Moderately Aggressive	$2,127,000
Goldman Sachs Group
	Cornerstone Moderate	$3,360,000
	Cornerstone Moderately Aggressive	$9,955,000
JP Morgan Securities, Inc.
	Cornerstone Moderate	$10,871,000
	Cornerstone Moderately Aggressive	$18,397,000
Morgan Stanley
	Cornerstone Moderately Aggressive	$875,000
UBS AG
	Cornerstone Moderately Aggressive	$648,000
State Street Bank & Trust
	Cornerstone Moderate	$3,402,000
	Cornerstone Moderately Aggressive	$7,424,000

Brokerage Commissions

During the last three fiscal years ended May 31, the Funds paid the following brokerage fees:

Fund	2009	2010	2011
Cornerstone Moderate	$345,178	$466,526	$606,315
Cornerstone Moderately Aggressive	$2,917,407	$2,055,887	$2,306,577

Credit Suisse, a former subadviser of the Cornerstone Moderately Aggressive Fund, executed Fund portfolio transactions through its affiliated brokerage, Advanced Execution Services (Advanced). The Fund paid the following brokerage commissions for the past three fiscal years ended May 31 for such transactions:

		Percentage of Aggregate	Percentage of Aggregate
		Commissions Paid to	Dollar Amount of
	Commissions	Affiliated Broker	Transactions Effected
			through Affiliated Broker
2009	$150	0.01%	0.01%
2010	$44,216	2.15%	5.68%
2011	$1,463	0.06%	0.35%

The Manager or the applicable Subadviser directed a portion of certain Fund’s brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended May 31, 2011, such brokerage transactions and related commissions and/or underwriting concessions amounted to the following:

	Commissions/	Transaction
Fund	Underwriting Concessions	Amounts
Cornerstone Moderately Aggressive	$53,081	$19,404,946

Portfolio Turnover Rates

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective(s).

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

For the last two fiscal years ended May 31, the Funds’ portfolio turnover rates were as follows:

Fund	2010	2011
Cornerstone Moderate	110%	145%
Cornerstone Moderately Aggressive	151%	117%

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-eight such portfolios have been established, nine of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Cornerstone Moderate and Cornerstone Moderately Aggressive Funds formerly were series of USAA Investment Trust, a Massachusetts Business Trust, which began offering shares of the Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund on August 15, 1984, and the Cornerstone Moderate Fund (formerly Balanced Strategy Fund) on September 1, 1995, and were reorganized into the Trust in August 2006. The Cornerstone Conservative, Cornerstone Moderately Conservative, Cornerstone Aggressive, and Cornerstone Equity Funds began offering shares on June 2, 2012.

The Trust is permitted to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of such Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. The assets of each Fund are charged with the liabilities and expenses attributable to such Fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Shares of each class of a Fund represent an equal proportionate interest in that Fund with every other share of that class and are entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board and generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each has a different designation; (b) each class of shares bears its “Class Expenses”; (c) each has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act include: legal, printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders of a specific class; blue sky fees incurred by a specific class of shares; transfer agency expenses relating to a specific class of shares; expenses of administrative personnel and services required to support the shareholders of a specific class of shares; litigation expenses or other legal expenses relating to a specific class of shares; shareholder servicing expenses identified as being attributable to a specific class; and such other expenses actually incurred in a different amount by a class or related to a class’s  receipt of services of a different kind or to a different degree than another class. In addition, each class of a Fund may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract with respect to the Fund to the different investment performance of each class of the Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution. However, due to the differing expenses of the classes, dividends and liquidation proceeds on the different classes of shares will differ.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares, and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Fund’s shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees if that Fund has a majority of the assets of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights, except as described in a Fund’s prospectus or in the Trust’s Multiple Class Plan pursuant to rule 18f-3 under the 1940 Act.

  TAX CONSIDERATIONS

Taxation of the Funds

Each Fund intends to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders, provided that the Fund continues to qualify as a RIC.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) distribute 90% of its net investment company income, net short-term capital gains (the excess of short-term capital gains over short-term losses), and net gains from certain foreign currency transactions for the taxable year (the distribution requirement; and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund’s taxable year.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior taxable income and gains not distributed. Each Fund intends to continue to make distributions necessary to avoid imposition of the excise tax.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the 90% test.

A Fund may invest in certain futures and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies.  Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures, and forward currency contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

Certain Funds may invest in the stock of “passive foreign investment companies” (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Taxation of the Shareholders

Distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, distributions a Fund declares in October, November, or December and pays to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to (“in lieu of”) any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on “qualified dividend income” received by individuals, such “in lieu of” payments, when distributed to the Fund’s shareholders, will not be treated as “qualified dividend income” and instead will be taxed at the shareholders’ marginal federal income tax rates.

Legislation passed by Congress in 2008 requires each Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, each Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares each Fund will permit Fund shareholders to choose from among several IRS-accepted cost basis methods, including electing average cost. In the absence of any choice, a Fund will use the average cost basis method as our default method. The cost basis method identified by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

 TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of five Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including AMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by Non-Interested Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Interested Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors and periodic presentations from USAA Operational Risk Management.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals, operational risk management and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

AMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for AMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Non-Interested Trustees

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years , Other Directorships Held, and Experience	Number of USAA Funds Overseen by Trustee/Officer
Robert L. Mason, Ph.D. (July 1946)	Trustee and Chairman	January 1997; Chair since 2012	Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years’ experience as a board member of the USAA family of funds.	50
Barbara B. Ostdiek Ph.D. (March 1964)	Trustee	January 2008	Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (07/01-present). Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over four years’ experience as a board member of the USAA family of funds.	50

Michael F. Reimherr (August 1945)	Trustee	January 2000	President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years’ experience as a board member of the USAA family of funds.	50
Paul L. McNamara (July 1948)	Trustee	Since January 2012	Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He has been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Paul L. McNamara is no relation to Daniel S. McNamara.	50

*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**  Under the Trust’s organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee either reaches age 70 or has served 20 years, and the Interested Trustee may serve as a Trustee until the Trustee either reaches age 65 or has served 20 years. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time.  Further, the Board currently has an internal policy under which, all members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that as a result at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Date of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years, Other Directorships Held, and Experience	Number of USAA Funds Overseen by Trustee/Officer
Daniel S. McNamara (July 1966)	Trustee	December 2009	President and Director, AMCO and SAS (10/09-present); President and Director of FAI and FPS (10/09-04/11); Senior Vice President of FPS (04/11-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.	50
Officers

Name, Address* and Date of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
R. Matthew Freund (July 1963)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, AMCO (03/10-present); Vice President, Fixed Income Investments, AMCO (2/04-2/10). Mr. Freund also serves as a director of SAS.	50
John P. Toohey (March 1968)	Vice President	June 2009	Vice President, Equity Investments, AMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09).	50
Christopher P. Laia (January 1960)	Secretary	April 2010	Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-07/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10). Mr. Laia also holds the officer positions of Vice President and Secretary, AMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.	50
James G. Whetzel (February 1978)	Assistant Secretary	April 2010	Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	50
Roberto Galindo, Jr. (November 1960)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/ Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	50

William A. Smith (June 1948)	Assistant Treasurer	February 2009	Vice President, Senior Financial Officer and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09- present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07).	50
Jeffrey D. Hill (December 1967)	Chief Compliance Officer	September 2004	Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).	50

*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds. During the Funds’ most recent full fiscal year ended May 31, 2011, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. Trustees D. McNamara and Mason are members of the Executive Committee. During the Fund's most recent full fiscal year ended May 31, 2011, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditor’s reports and undertakes certain studies and analyses as directed by the Board. Trustees Mason, P. McNamara, Ostdiek, and Reimherr are members of the Audit Committee. During the Fund's most recent full fiscal year ended May 31, 2011, the Audit Committee held meetings five times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. Trustees D. McNamara, Mason, P. McNamara, Ostdiek, and Reimherr are members of the Pricing and Investment Committee. During the Fund's most recent full fiscal year ended May 31, 2011, the Pricing and Investment Committee held meetings six times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and Non-Interested Trustees. Trustees Mason, P. McNamara Ostdiek, and Reimherr are members of the Corporate Governance Committee. During the Fund's most recent full fiscal year ended May 31, 2011, the Corporate Governance Committee held meetings 13 times.

 There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2011.

USAA Fund
	Cornerstone Moderate Fund	Cornerstone Moderately Aggressive Fund	Complex
Interested Trustee			Total
Daniel S. McNamara
Non-Interested Trustees

Robert L. Mason, Ph.D.	None	$10,001-$50,000	Over $100,000
Paul McNamara	None	None	None
Barbara B. Ostdiek, Ph.D.	None	None	$10,001-$50,000
Michael F. Reimherr	None	None	$10,001-$50,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2011.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Fund Complex (b)
Interested Trustee
Daniel S. McNamara	None (a)	None (a)
Non-Interested Trustees
Robert L. Mason, Ph.D.	$23,215	$109,750
Barbara B. Ostdiek, Ph.D.	$21,944	$103,750
Michael F. Reimherr	$21,944	$103,750

    (a)         Daniel S. McNamara is affiliated with the Trust's investment adviser, AMCO, and, accordingly, receives no remuneratin from the Trust or any other fund of the USAA Fund Complex.

(b)	At May 31, 2011, the USAA Fund Complex consisted of one registered investment company offering 48 individual funds.

No compensation is paid by any Fund to any Trustee or officer who is a director, officer, or employee of AMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of February 29, 2012, the officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of February 29, 2012, no persons held of record or owned beneficially 5% or more of the voting stock of any Fund’s shares.

THE TRUST’S MANAGER

As described in the Funds' prospectus, AMCO is the investment adviser for each Fund. AMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser for USAA Mutual Funds Trust from its inception.

In addition to managing the Trust's assets, AMCO advises and manages the investments of USAA and its affiliated companies. As of the date of this SAI, total assets under management by AMCO were approximatley $xx billion, of which approximatley $xx billion were in mutual fund portfolios.

Advisory Agreement

The Manager provides investment management and advisory services to the Funds pursuant to an Advisory Agreement dated August 1, 2006, (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policies, and manages the portfolio assets for each of the Funds. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund’s investment portfolio and, as described below, the Manager has entered into one or more Investment Subadvisory Agreements (Subadvisory Agreements) for certain Funds. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the prospectuses.

For the services under this agreement, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and periodic reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2013, and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of a majority of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days’ written notice. The Advisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has agreed, through October 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the following Funds so that the total annual operating expenses of each Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed the following expense limitations:

Fund	Expense Waiver as a % of Average Net Assets (ANA)
Cornerstone Conservative Fund	0.10%
Cornerstone Moderately Conservative Fund	0.90%
Cornerstone Moderate Fund	1.00%
Cornerstone Moderately Aggressive Fund	1.28%
Cornerstone Aggressive Fund	1.10%
Cornerstone Equity Fund	0.10%

This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2012.

For the last three fiscal years ending May 31, management fees were as follows:

Fund	2009	2010	2011
Cornerstone Moderate Fund	$3,168,043	$4,050,375	$5,112,176
Cornerstone Moderately Aggressive Fund	$11,577,851	$14,045,835	$16,446,260

As a result of the Funds’ actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

Fund	2009	2010	2011
Cornerstone Moderate Fund	$1,908,675	$2,100,991	$2,442,828
Cornerstone Moderately Aggressive Fund	$2,855,516	$2,206,813	$352,061

The management fees of the Cornerstone Moderate Fund and the Cornerstone Moderately Aggressive Fund are based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of average net assets as follows:

Fund	Fee Rate
Cornerstone Moderate Fund	0.75%
Cornerstone Moderately Aggressive Fund	0.75%

and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to a relevant Lipper index. Each Fund’s performance will be measured against the relevant Lipper indexes listed below.

Fund	Lipper Index
Cornerstone Moderate Fund	Balanced
Cornerstone Moderately Aggressive Fund	Global Flexible

With respect to the Cornerstone Moderately Conservative Fund, the management fee consists solely of the base fee of 0.50% of the average net assets, and with respect to the Cornerstone Aggressive Fund, the management fee consists solely of the base fee of 0.75% of the average net assets. AMCO does not receive any management fee for the Cornerstone Conservative Fund nor the Cornerstone Very Aggressive Fund.

Computing the Performance Adjustment

For any month, the base fee of each Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then added to or subtracted from based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

Balanced Strategy Fund Cornerstone Strategy Fund
Over/Under Performance Relative to Index	Annual Adjustment Rate
(in basis points) 1	(in basis points as a percentage
of a Fund’s average net assets)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of  the Fund and its relevant index, rounded to the nearest basis point (.01%). Average net assets of the share class are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

Example

	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period

(b)  In basis points

(c)  Annual adjustment rate divided by 365, multiplied by 30, and stated as a percentage

Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gain distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Lipper index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Lipper index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Subadvisory Agreements

The Manager has entered into Subadvisory Agreements dated July 9, 2007, with Quantitative Management Associates LLC (QMA); and dated August 1, 2006, with Batterymarch, under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund’s assets in accordance with that Fund’s investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

Each Subadvisory Agreement will remain in effect with respect to a Fund until July 31, 2013. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved annually by a vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the Fund), including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days’ written notice; by AMCO at any time; or by the applicable Subadviser on 90 days’ written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act) or if the Advisory Agreement is terminated.

For the Cornerstone Moderately Aggressive Fund, the Manager has entered into Subadvisory Agreements with Batterymarch and QMA.

The Manager (not the Fund) pays Batterymarch a fee based on the aggregate average daily net assets that Batterymarch manages in the Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund) and Capital Growth Fund in the annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million of the Fund’s average daily net assets that Batterymarch manages. Batterymarch, a registered investment adviser, is a wholly owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned global asset management firm incorporated under Maryland law.

The Manager (not the Fund) pays QMA a fee in the annual amount of 0.25% of the Fund’s average daily net assets that QMA manages. QMA is an SEC registered investment adviser that manages equity and balanced portfolios for institutional and retail clients.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, AMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. AMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirmations of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay AMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for each Fund except the Cornerstone Conservative Fund and Cornerstone Very Aggressive Fund. With respect to the Cornerstone Conservative Fund and Cornerstone Very Aggressive Fund AMCO does not receive any administration fees. We also may delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended May 31, the Trust paid AMCO the following administration and servicing fees:

Fund	2009	2010	2011
Cornerstone Moderate Fund	$688,303	$825,178	$1,007,862
Cornerstone Moderately Aggressive Fund	$2,444,942	$2,809,167	$3,152,157

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended May 31, 2009 through 2011, the Funds reimbursed the Manager for these compliance and legal services, as follows:

Fund	2009	2010	2011
Balanced Strategy Fund	$8,323	$22,735	$20,978
Cornerstone Moderately Aggressive Fund	$29,646	$78,177	$65,819

Codes of Ethics

The Funds’ Manager and the Subadvisers each have adopted an Investment Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Trust’s Board of Trustees reviews the administration of the Investment Code of Ethics at least annually and receives certifications from the Manager and Subadvisers regarding their Code of Ethics.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Investment Code of Ethics adopted by the Manager and the Funds. The Code of

Ethics is designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics requires the portfolio manager and other employees with access to information about the purchase or sale of securities by a Fund to abide by the Code of Ethics requirements before executing permitted personal trades.

Copies of the Codes of Ethics for the Funds’ Manager as well as each Subadviser have been filed with the SEC and are available for public review.

Proxy Voting Policies and Procedures

The Trust’s Board of Trustees has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the Fund’s securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS), formerly RiskMetrics Group (RMG), to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Fund. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS U.S. Proxy Voting Guidelines and ISS International Proxy Voting Guidelines (the ISS Guidelines) as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Fund.

To avoid any improper influence on the Manager’s voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager’s Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS’s recommendations, the Manager may consider information from many sources, including the Funds’ portfolio manager, the Manager’s Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager’s Head of Equity Investments will then review ISS’s recommendations, and if he or she determines that it would be in the Funds’ best interests to vote the shares contrary to ISS’s recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds’ principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds’ principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS’s recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager’s Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager’s Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Funds’ Board of Trustees at the next regularly scheduled meeting of the Board. The Manager’s Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS’s recommendation.

Copies of the Manager’s proxy voting policies and procedures are available without charge (i) by calling 800-531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC’s website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge at usaa.com and (ii) on the SEC’s website at http://www.sec.gov.

Underwriter

The Trust has an agreement with USAA Investment Management Company (IMCO) for exclusive underwriting and distribution of the Funds’ shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund except the Cornerstone

Conservative and Cornerstone Equity Funds pays the Transfer Agent an annual fixed fee of $23 per account. For its services under the Transfer Agency Agreement, the Cornerstone Conservative and Cornerstone Equity Funds currently pay no fees to the Transfer Agent. The fee is subject to change at any time.

The fee paid to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, AMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

USAA

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2011, unless otherwise specified.

	NUMBER OF OTHER ACCOUNTS MANAGED					NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
	AND ASSETS BY ACCOUNT TYPE					ADVISORY FEE IS BASED ON PERFORMANCE
Fund Managed	Portfolio Manager	Registered Investment Company		Other Pooled Vehicles		Other Accounts		Registered Investment Company		Other Pooled Vehicles		Other Accounts
Cornerstone Moderate Fund		# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
	Arnold J. Espe	5	$925.5M	0		0		2	$874.2 M	0		0
	John P. Toohey	11	$3,747.2 M	0		0		3	$655.5 M	0		0
	Wasif A. Latif	11	$3,747.2 M	0		0		3	$655.5 M	0		0
Cornerstone Moderately Aggressive Fund
	Arnold J. Espe	5	$435.1 M	0		0		2	$383.7 M	0		0
	Dan Denbow	4	$2,323.5 M	0	0			1	$2,316.5 M	0		0
	John P. Toohey	11	$3,416.1 M	0	0			3	$324.4 M	0		0
	Wasif A. Latif	11	$3,416.1 M	0	0			3	$324.4 M	0		0

Conflicts of Interest: These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. AMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, AMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by AMCO’s Investment Strategy Committee (ISC), and portfolio managers’ have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, AMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The mutual funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each Fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation: AMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of AMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each Fund, except for the money market funds, has a performance fee component to the advisory fee earned by AMCO. The performance fee adjustment for these Funds is based on the Fund’s relative performance compared to the Fund’s comparative ranking against the appropriate Lipper index as set forth in the Fund’s prospectus. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, AMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership: As of the fiscal year ended May 31, 2011, the portfolio managers of USAA beneficially owned securities of the Fund in which they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
Arnold Espe	Cornerstone Moderately Aggressive Fund	$10,001-$50,000
	Cornerstone Moderate Fund	$10,001-$50,000

Dan Denbow	Cornerstone Moderately Aggressive Fund	$10,001-$50,000

John P. Toohey	Cornerstone Moderately Aggressive Fund	$10,001-$50,000
	Cornerstone Moderate Fund	None

Wasif A. Latif	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Moderate Fund	None

Batterymarch

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2011, unless otherwise specified.

		NUMBER OF OTHER ACCOUNTS MANAGED						NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
		AND ASSETS BY ACCOUNT TYPE						ADVISORY FEE IS BASED ON PERFORMANCE
		Registered		Other Pooled				Registered		Other Pooled
Funds	Portfolio	Investment		Investment		Other		Investment		Investment		Other
Managed	Manager	Company		Vehicles		Accounts		Company		Vehicles		Accounts
Cornerstone Moderately Aggressive Fund*		# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
	Adam J. Petryk	10 $4,154.4 M		22 $1,472.8M		55 $5,950.4M		0		1 $4.6 M		5 $134.4 M
	Stephen A. Lanzendorf	10 $4,154.4 M		22 $1,472.8 M		55 $5,950.4 M		0		1 $4.6 M		5 $134.4 M
	Michael P. McElroy	3 $899.9M		7 $653.1M		5 $1,502.2M		0		0		0

*The Funds are managed using a team approach, and members of the Global Developed Markets and Emerging Markets Investment Teams manage the portion of the Funds managed by Batterymarch. The portfolio managers named have primary responsibility for portfolio structure and for ensuring that the Funds comply with the investment objectives, guidelines and Batterymarch’s current investment strategies. Each account managed by their team is included in the number of accounts and total assets for the portfolio managers listed (even if such portfolio manager does not have primary involvement in the day-to-day management of the account.)

Conflict of Interest: As an investment adviser to multiple client accounts, Batterymarch recognizes that actual or potential conflicts of interest may arise in its business and accordingly has developed compliance policies and procedures that it believes are reasonably designed to detect, prevent and/or minimize the effects of such conflicts of interest. Nevertheless, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. The following is a summary of certain potential conflicts of interest that may arise in managing multiple client accounts:

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

Batterymarch has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, market restrictions or for other reasons.

Different Investment Strategies. Batterymarch provides investment advisory services for multiple funds and accounts and under multiple investment strategies and may give advice, and take action, with respect to any of those funds or accounts, that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual fund or account. At times, one or more portfolio managers may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.

For example, certain portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. The stock selection models, risk controls and portfolio construction rules used by Batterymarch to manage its clients’ long-only portfolios may differ from the models and rules that are used to manage client account portfolios that hold securities short, which may result in similar securities being ranked differently for the different investment strategies. As a result, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain account portfolios may contain securities sold short that are simultaneously held as long positions in certain long-only portfolios managed by Batterymarch.

Timing of Trades. To lessen the market impact of securities transactions, Batterymarch often limits daily trading volumes and aggregates trades for multiple funds and accounts, where feasible. However, at times, some accounts may separately trade a particular security in advance of other accounts. In such situations, a purchase may increase the value of a security previously purchased by another account, or a sale or short sale in one account may lower the sale price received in a sale by a second account.

Broker Selection and Soft Dollar Usage. Portfolio managers may be able to influence the selection of broker-dealers that are used to execute securities transactions for the funds and/or accounts they manage. In addition to executing trades, some brokers and dealers provide brokerage and research services, which may result in the payment of higher brokerage commissions than might otherwise be available and may provide an incentive to increase trading with such brokers. All soft dollar arrangements in which Batterymarch is involved shall come within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended, and the rules and interpretations thereof as issued by the Securities and Exchange Commission. Nonetheless, the research services obtained from brokers and dealers may be may be used to service other clients than those paying commissions to the broker-dealers providing the research services, and also may benefit some funds or accounts more than others.

Differences in Financial Incentives.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch’s employees may buy, hold or sell securities at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by Batterymarch for its client accounts. Batterymarch and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds’ investment holdings, which is non-public information.

Batterymarch seeks to avoid these potential conflicts of interest by acting in good faith and in the best interests of clients and by not favoring or making riskier investments for accounts paying performance-based or higher fees. Batterymarch generally requires portfolio decisions to be made on a product specific basis and requires average pricing of all aggregated orders. Additionally, the investment performance of composites, not individual client accounts, is generally considered a factor in determining portfolio managers’ compensation. Furthermore, Batterymarch has adopted a written Code of Ethics designed to prevent, limit and/or detect personal trading activities that may interfere or conflict with client interests.

Portfolio Ownership: As of May 31, 2011, no portfolio manager of Batterymarch beneficially owned any shares of the USAA Fund they managed.

QMA

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2011, unless otherwise specified.

NUMBER OF OTHER ACCOUNTS MANAGED	NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
AND ASSETS BY ACCOUNT TYPE	ADVISORY FEE IS BASED ON PERFORMANCE
Registered	Other Pooled	Registered	Other Pooled
Funds	Portfolio	Investment	Investment	Other	Investment	Investment	Other
Managed	Manager	Company	Vehicles	Accounts	Company	Vehicles	Accounts
Cornerstone Moderately Aggressive Fund	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Margaret Stumpp	42 $36.92 B	31 $4.96B	102 $13.96 B	0	0	0
Jacob Pozharny	7 $1.39B	11 $1.66 B	7 $2.13B	0	0	0
John Van Belle	26 $31.99 B	12 $1.70 B	55 $5.19 B	0	0	0
 QMA Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “QMA Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

*  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

**Twelve of these accounts with aggregate assets of $3,146,889,621are subject to performance-based advisory fees

Conflicts of Interest: QMA is an indirect, wholly owned subsidiary of Prudential Financial, Inc. and is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers, and broker-dealers. QMA’s portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts, and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients.

Like other investment advisers, QMA is subject to various conflicts of interest in the ordinary course of its business.  QMA strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts formalized annual conflict of interest reviews.  When actual or potential conflicts of interest are identified, QMA seeks to address such conflicts through one or more of the following methods:

 Elimination of the conflict;

       Disclosure of the conflict; or
       Management of the conflict through the adoption of appropriate policies and procedures.

QMA follows Prudential Financial’s policies on business ethics, personal securities trading, and information barriers.  QMA has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies.  QMA cannot guarantee, however, that its policies and procedures will detect and prevent, or assure disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest

Side-by-side management of multiple accounts can create incentives for QMA to favor one account over another.  Examples are detailed below, followed by a discussion of how QMA addresses these conflicts.

Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations

QMA manages accounts with asset-based fees alongside accounts with performance-based fees.  Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time.  Performance-based fees are generally based on a share of the capital appreciation of a portfolio, and may offer greater upside potential to an investment manager than asset-based fees, depending on how the fees are structured.  This side-by-side management can create an incentive for QMA and its investment professionals to favor one account over another.  Specifically, QMA has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals.  In negotiating fees, QMA takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service.  Fees may also differ based on account type.  For example, fees for commingled vehicles, including those that QMA subadvises, may differ from fees charged for single client accounts.

QMA manages accounts that only allow it to hold securities long as well as accounts that permit short selling.  QMA may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that QMA is taking inconsistent positions with respect to a particular security in different client accounts.

QMA manages certain funds whose performance is considered in determining long-term incentive plan benefits for certain investment professionals.  Investment professionals involved in the management of those funds have an incentive to favor them over other accounts they manage in order to increase their compensation.  Additionally, QMA’s investment professionals may have an indirect interest in those funds if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential.

QMA manages accounts on behalf of its affiliates as well as unaffiliated accounts.  QMA could have an incentive to favor accounts of affiliates over others.

                QMA provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis.  The non-discretionary clients may be disadvantaged if QMA delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.

Large accounts typically generate more revenue than do smaller accounts.  As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different.  QMA may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction.  Different strategies affecting trading in the same securities or types of securities may appear as inconsistencies in QMA’s management of multiple accounts side-by-side.

How QMA Addresses These Conflicts of Interest

The conflicts of interest described above with respect to different types of side-by-side management could influence QMA’s allocation of investment opportunities as well as its timing, aggregation and allocation of trades.  QMA has developed policies and procedures designed to address these conflicts of interest.

In keeping with its fiduciary obligations, QMA’s policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably.  QMA’s compliance procedures with respect to these policies include independent monitoring by its compliance unit of the timing, allocation and aggregation of trades and the allocation of investment opportunities.  These procedures are designed to detect patterns and anomalies in QMA’s side-by-side management and trading so that QMA may take measures to correct or improve its processes.  QMA’s trade management oversight committee, which consists of senior members of its management team, reviews trading patterns on a periodic basis.

QMA typically rebalances each portfolio on a regular schedule.  QMA seeks to aggregate trades for all portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution.  Orders are generally allocated at the time of the transaction, or as soon as possible thereafter, on a pro rata basis equal to each account's appetite for the issue when such appetite can be determined. As mentioned above, QMA’s compliance unit performs periodic monitoring to determine that portfolios are rebalanced within the expected time frame.

QMA’s investment strategies generally require that QMA invest its clients’ assets in securities that are publicly traded and highly liquid.  QMA generally does not participate in initial public offerings.  These factors significantly reduce the risk that QMA could favor one client over another in the allocation of investment opportunities.

With respect to QMA’s management of long-short and long only accounts, the security weightings (positive or negative) in each account are always determined by a quantitative algorithm.  An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio.  QMA’s review is also intended to confirm that if it has sold a security short in one portfolio, it did not overweight the same security in another portfolio, so that QMA’s view of a security is consistent across portfolios.

QMA’s Relationships with Affiliates and Related Conflicts of Interest

As an indirect wholly-owned subsidiary of Prudential Financial, QMA is part of a diversified, global financial services organization.  It is affiliated with many types of financial service providers, including broker-dealers, insurance companies and other investment advisers.  Some of its employees are officers of some of these affiliates.

Conflicts Related to QMA’s Affiliations

QMA may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale.  These restrictions may apply as a result of QMA’s relationship with Prudential Financial and its other affiliates.  For example, QMA’s holdings of a security on behalf of its clients may, under some SEC rules, be aggregated with the holdings of that security by other Prudential Financial affiliates.  These holdings could, on an aggregate basis, exceed certain reporting thresholds unless QMA and Prudential monitor and restrict purchases.  In addition, QMA could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for our clients.  QMA is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates.

The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund.  Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent directors of the Fund.

Conflicts Arising Out of Securities Holdings and Other Financial Interests

QMA, Prudential Financial, Inc., the general account of the Prudential Insurance Company of America (PICA) and accounts of other affiliates of QMA (collectively, affiliated accounts) may, at times, have financial interests in, or relationships with, companies whose securities QMA may hold, purchase or sell in our client accounts.  This may occur, for example, because affiliated accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as QMA’s client accounts.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by us on behalf of QMA’s client accounts.  For instance, QMA may invest client assets in the equity of companies whose debt is held by an affiliate.  QMA may also invest in the securities of one or more clients for the accounts of other clients.  While these conflicts cannot be eliminated, QMA has implemented policies and procedures, including adherence to PIM’s information barrier policy, that are designed to ensure that investments of clients are managed in their best interests.

A portion of the long-term incentive grant of some of QMA’s investment professionals will increase or decrease based on the annual performance of several of QMA’s advised accounts over a defined time period.  Consequently, some of QMA’s portfolio managers from time to time have financial interests in the accounts they advise.  To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of its accounts is managed in a manner that is consistent with QMA’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions.  Specifically, QMA’s Chief Investment Officer will perform a comparison of trading costs between the advised accounts whose performance is considered in connection with the long-term incentive grant and other accounts, to ensure that such costs are consistent with each other or otherwise in line with expectations.  The results of the analysis are discussed at a trade management meeting.  Additionally, QMA’s compliance group will review the performance of these accounts to ensure that it is consistent with the performance of other accounts in the same strategy that are not considered in connection with the grant.

Conflicts of Interest in the Voting Process

Occasionally, a conflict of interest may arise in connection with proxy voting.  For example, the issuer of the securities being voted may also be a client of QMA’s.  When QMA identifies an actual or potential conflict of interest between QMA and its clients, QMA votes in accordance with the policy of its proxy voting facilitator rather than its own policy.  In that manner, QMA seeks to assure the independence and objectivity of the vote.

Compensation: QMA’s investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus, and an annual long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

The salary component is based on market data relative to similar positions within the industry as well as the past performance, years of experience and scope of responsibility of the individual.

An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, primarily determined based on such person’s contribution to QMA’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components:  (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc.* (QMA’s ultimate parent company).  The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based on the performance of the Fund (or any other individual account managed by QMA) or the value of the assets of the Fund (or any other individual account managed by QMA).

The size of the annual cash bonus pool available for individual grants is determined quantitatively based on two primary factors: 1) investment performance (pre-tax) of composites representing QMA’s various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which our strategies are managed, and 2) business results as measured by QMA’s pre-tax income.

The size of the annual long-term incentive pool available for individual grants is determined based on a percentage of the total compensation of QMA’s eligible employees for the prior year.

* Since 2009, the long-term awards for Investment Professionals below the level of Vice President are in the form of Restricted Stock only.

Portfolio Ownership: As of May 31, 2011, no portfolio manager of QMA beneficially owned any shares of the USAA Cornerstone Moderately Aggressive Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports), Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the Treasury Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, Subadvisers, rating agencies, mutual fund evaluation services, such as Lipper Inc., and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to the Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, a Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of  relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and Subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, or their designee(s), who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, each Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, the Treasury Money Market Fund will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non-Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on each Fund’s investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily NAV and other recordkeeping functions. In addition, assets of the Cornerstone Conservative, Cornerstone Moderately Conservative, Cornerstone Moderate, Cornerstone Moderately Aggressive, Cornerstone Aggressive, and Cornerstone Very Aggressive Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

APPENDIX A – LONG-TERM AND SHORT-TERM DEBT RATINGS

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba   Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B   Obligations rated B are considered speculative and are subject to high risk.

CaaObligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CCAn obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Ltd (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
 Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aaAssigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the bligation.

aAssigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbbAssigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c
Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s Municipal

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligations

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Corporate and Government

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

Prime-2
Issuers rated Prime-2 have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NP              Not Prime. Issues do not fall within any of the Prime rating categories.

S&P Municipal

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

S&P Corporate and Government

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
 Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2(middle),
R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

xxxxx-0612

USAA MUTUAL FUNDS TRUST

PART C.OTHER INFORMATION

Item 23.Exhibits

a	(i)	USAA Mutual Funds Trust First Amended and Restated Master Trust Agreement dated April 20, 2006 (12)
	(ii)	USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (15)

b		First Amended and Restated By-Laws, dated April 20, 2006 (12)

c		None other than provisions contained in Exhibits (a)(i), (a)(ii), and (b) above

d	(i)	Advisory Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(ii)	Management Agreement for the Extended Market Index Fund dated August 1, 2006 (15)
	(iii)	Advisory Agreement for the Nasdaq-100 Index Fund dated August 1, 2006 (15)
	(iv)	Management Agreement for the S&P 500 Index Fund dated August 1, 2006 (15)
	(v)	Advisory Agreement dated August 1, 2006 with respect to all other funds (15)
	(vi)	Investment Subadvisory Agreement between IMCO and BHMS dated August 1, 2006 (15)
	(vii)	Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006 (15)
	(viii)	Investment Subadvisory Agreement between IMCO and The Boston Company dated August 1, 2006 (15)
	(ix)	Investment Subadvisory Agreement between IMCO and GMO dated August 1, 2006 (15)
	(x)	Investment Subadvisory Agreement between IMCO and Loomis Sayles dated August 1, 2006 (15)
	(xi)	Investment Subadvisory Agreement between IMCO and Marsico dated August 1, 2006 (15)
	(xii)	Investment Subadvisory Agreement between IMCO and MFS dated August 1, 2006 (15)
	(xiii)	Investment Subadvisory Agreement between IMCO and NTI dated August 1, 2006 (15)
	(xiv)	Investment Subadvisory Agreement between IMCO and OFI Institutional dated August 1, 2006 (15)
	(xv)	Investment Subadvisory Agreement between IMCO and Wellington Management dated August 1, 2006 (15)
	(xvi)	Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC dated October 2, 2006 (16)
	(xvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006. (15)
	(xviii)	Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. dated October 2, 2006 (16)
	(xix)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Batterymarch dated October 2, 2006 (16)
	(xx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (18)
	(xxi)	Investment Subadvisory Agreement between IMCO and Quantitative Management Associates dated July 9, 2007 (19)
	(xxii)	Investment Subadvisory Agreement between IMCO and UBS Global Asset Management dated July 9, 2007 (19)

	(xxiii)	Investment Subadvisory Agreement between IMCO and The Renaissance Group, LLC dated December 3, 2007 (22)
	(xxiv)	Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC dated October 1, 2007 (22)
	(xxv)	Letter Agreement to Advisory Agreement adding Global Opportunities Fund (31)
	(xxvi)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (31)
	(xxvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Quantitative Management (31)
	(xxviii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC (31)
	(xxix)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and The Boston Company (31)
	(xxx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC (31)
	(xxxi)	Letter Agreement to Advisory Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(xxxii)	Letter Agreement to Advisory Agreement adding Managed Allocation Fund (41)
	(xxxiii)	Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (40)
	(xxxiv)	Letter Agreement to Advisory Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)
	(xxxv)	Investment Subadvisory Agreement between IMCO and QS Investors, LLC (52)
	(xxxvi)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (55)
	(xxxvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and MFS (55)
	(xxxviii)	Amendement No. 2 to Investment Subadvisory Agreement between IMCO and QMA (60)
(xxxix)
Form of Letter Agreement to Advisory Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

e	(i)	Amended and Restated Underwriting Agreement dated April 30, 2010 (43)
	(ii)	Letter Agreement to Underwriting Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)
(iii)
Form of Letter Agreement to Underwrigint Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

f		Not Applicable

g	(i)	Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006 (16)
	(ii)	Custodian Agreement for Extended Market Index Fund (12)
	(iii)	Custodian Agreement for S&P 500 Index Fund dated July 31, 2006 (17)
	(iv)	Subcustodian Agreement dated March 24, 1994 (2)

	(v)	Fee Schedule dated January 1, 2010 (42)
	(vi)	Letter Agreement to the Amended and Restated Custodian Agreement adding Global Opportunities Fund (31)
(vii)
Amendment No. 1 to Amended and Restated Custodian Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (26)

(viii)
Form of Letter Agreement to the Amended and Restated Custodian Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

	(viii)	Letter Agreement to the Amended and Restated Custodian Agreement adding Managed Allocation Fund (41)
	(viv)	Letter Agreement to the Amended and Restated Custodian Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)
(vv)
Form of Letter Agreement to the Amended and Restated Custodian Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

h	(i)	Transfer Agency Agreement dated November 13, 2002 (8)
	(ii)	Letter Agreement to Transfer Agency Agreement dated August 1, 2006 adding 37 funds (15)
	(iii)	Administration and Servicing Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(iv)	Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds (15)
	(v)	Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund (1)
	(vi)	Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 23, 2011(filed herewith)
	(vii)	Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund, Inc. (15)
	(viii)	Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust (15)
	(ix)	Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. (15)
(x)
Amended and Restated Master-Feeder Participation Agreement Among USAA Mutual Funds Trust, BlackRock Advisors, LLC, USAA Investment Management Company, and BlackRock Distributors, Inc. Dated as of October 1, 2006 (23)

	(xi)	Amended and Restated Subadministration Agreement dated October 1, 2006 (23)
	(xii)	Letter Agreement to the Transfer Agency Agreement adding Global Opportunities Fund (31)
	(xiii)	Letter Agreement to the Administration and Servicing Agreement adding Global Opportunities Fund (31)
(xiv)
Letter Agreement to the Transfer Agency Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

(xv)
Letter Agreement to the Administration and Servicing Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

	(xvi)	Letter Agreement to the Transfer Agency Agreement adding Managed Allocation Fund (41)
	(xvii)	Letter Agreement to the Administration and Servicing Agreement adding Managed Allocation Fund (41)
	(xviii)	Amendment to the Transfer Agency Agreement dated April 30, 2010 (43)
	(xviv)	Letter Agreement to the Transfer Agency Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)
	(xx)	Letter Agreement to the Administration and Servicing Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)
	(xxi)	Amendment to Administration and Servicing Agreement adding Institutional Share Classes dated September 1, 2011. (57)
	(xxii)	Amendment to Transfer Agency Agreement adding Institutional Share Classes dated September 1, 2011. (57)
(xxiii)
Form of Letter Agreement to the Transfer Agency Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

(xxiv)
Form of Letter Agreement to the Administration and Servicing Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (Filed herewith)

i	(i)
Opinion and Consent of Counsel with respect to Cornerstone Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund (Fund Shares, Adviser Shares, and Institutional Shares), International Fund (Fund Shares, Adviser Shares, and Institutional Shares), Precious Metals and Minerals Fund (Fund Shares, Adviser Shares, and Institutional Shares), and World Growth Fund (Fund Shares and Adviser Shares), GNMA Trust (Fund Shares and Adviser Shares), Managed Allocation Fund, and Treasury Money Market Trusts (57)

(ii)
Opinion and Consent of Counsel with respect to Aggressive Growth Fund (Fund Shares and  Institutional Shares), Growth Fund (Fund Shares and Institutional Shares), Growth & Income Fund (Fund Shares and Adviser Shares), Income Fund (Fund Shares, Institutional Shares, and Adviser Shares), Income Stock Fund (Fund Shares and Institutional Shares), Short-Term Bond Fund (Fund Shares,  Institutional Shares, and Adviser Shares), Money Market Fund, Science & Technology Fund (Fund Shares and Adviser Shares), First Start Growth Fund, Small Cap Stock Fund (Fund Shares and Institutional Shares), Intermediate-Term Bond Fund (Fund Shares, Institutional Shares, and Adviser Shares), High-Yield Opportunities Fund (Fund Shares, Institutional Shares, and Adviser Shares), Capital Growth Fund, and Value Fund (Fund Shares, Institutional Shares, and Adviser Shares) (60)

(iii)
Opinion and Consent of Counsel with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member Shares and Reward Shares), Nasdaq-100 Index, Global Opportunities, Real Return Fund (Fund Shares and Institutional Shares), Ultra Short-Term Bond Fund, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (filed herewith)

(iv)
Opinion and Consent of Counsel with respect to Tax Exempt Long-Term Fund (Fund Shares and Adviser Shares), Tax Exempt Intermediate-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Short-Term Fund (Fund Shares and Adviser Shares), Tax Exempt Money Market, California Bond Fund (Fund Shares and Adviser Shares), California Money Market, New York Bond Fund (Fund Shares and Adviser Shares), New York Money Market, Virginia Bond Fund (Fund Shares and Adviser Shares), Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (55)

j	(i)
Consent of Independent Registered Public Accounting Firm with respect to Cornerstone Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund (Fund Shares, Adviser Shares, and Institutional Shares), International Fund (Fund Shares, Adviser Shares, and Institutional Shares), Precious Metals and Minerals Fund (Fund Shares, Adviser Shares, and Institutional Shares), World Growth Fund (Fund Shares and Adviser Shares), GNMA Trust (Fund Shares and Adviser Shares), Managed Allocation Fund, and Treasury Money Market Trust (57)

(ii)
Consent of Independent Registered Public Accounting Firm with respect to Aggressive Growth Fund (Fund Shares and Institutional Shares), Growth Fund (Fund Shares and Institutional Shares), Growth & Income Fund (Fund Shares and Adviser Shares), Income Fund (Fund Shares, Institutional Shares, and Adviser Shares, Income Stock Fund (Fund Shares and Institutional Shares), Short-Term Bond Fund (Fund Shares,  Institutional Shares, and Adviser Shares), Money Market Fund, Science & Technology Fund (Fund Shares and Adviser Shares), First Start Growth Fund, Small Cap Stock Fund (Fund Shares and Institutional Shares), Intermediate-Term Bond Fund (Fund Shares, Institutional Shares, and Adviser Shares), High-Yield Opportunities Fund (Fund Shares, Institutional Shares, and Adviser Shares), Capital Growth Fund, Value Fund (Fund Shares, Institutional Shares, and Adviser Shares) (60)

(iii)
Consent of Independent Registered Public Accounting Firm with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member Shares and Reward Shares), Nasdaq-100 Index, Global Opportunities, Real Return Fund (Fund Shares and Institutional Shares, Ultra Short-Term Bond Fund, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (filed herewith)

(iv)
Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Intermediate-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Short-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Money Market, California Bond Fund (Fund Shares and Adviser Shares), California Money Market, New York Bond Fund (Fund Shares and Adviser Shares), New York Money Market, Virginia Bond Fund (Fund Shares and Adviser Shares), Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (55)

k		Omitted Financial Statements - Not Applicable

l		Subscriptions and Investment Letters
	(i)	Florida Bond Fund and Florida Money Market Fund dated June 25, 1993 (1)
	(ii)	Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund dated May 3, 1994 (1)
	(iii)	Subscription and Investment Letter for Global Opportunities Fund (31)
	(iv)	Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(v)	Subscription and Investment Letter for Managed Allocation Fund (41)
	(vi)	Subscription and Investment Letter for Ultra Short-Term Bond Fund and Real Return Fund (51)

m		12b-1 Plans - (43)

n		18f-3 Plans
	(i)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (S&P 500 Index Fund) (33)
	(ii)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (47)

o		Reserved

p		Code of Ethics
	(i)	USAA Investment Management Company dated October 1, 2011 (58)
	(ii)	Northern Trust Investments dated February 1, 2005 (14)
	(iii)	BlackRock, Inc. dated September 30, 2006 (16)
	(iv)	Batterymarch Financial Management, Inc. dated February 1, 2005 (14)
	(v)	Wellington Management Company, LLP dated April 1, 2010 (60)
	(vii)	Loomis, Sayles & Company, L.P. dated June 1, 2006 (15)
	(viii)	Grantham, Mayo, Van Otterloo & Co., LLC dated October 26, 2005 (15)
	(ix)	Barrow, Hanley, Mewhinney & Strauss, Inc. dated January 3, 2006 (24)
	(x)	The Boston Company Asset Management LLC dated November 2006 (17)
	(xi)	MFS Investment Management dated January 1, 2007 (17)
	(xii)	Credit Suisse Asset Management, LLC dated April 2006 (15)
	(xiii)	Quantitative Management Associates January 9, 2007 (19)
	(xv)	UBS Global Asset Management June 11, 2007(19)
	(xvi)	Renaissance Investment Management July 2007 (22)
	(xvii)	Epoch Investment Partners, Inc. December 4, 2009 (40)
	(xviii)	QS Investors, LLC (45)
	(xix)	Winslow Capital Management, Inc. (49)

q		Powers of Attorney
	(i)	Powers of Attorney for Michael Reimherr, Robert L. Mason, Barbara Ostdiek, and Roberto Galindo, Jr. dated May 25, 2010 (43)
	(ii)	Powers of Attorney for Daniel S. McNamara dated January 19, 2012 and Paul L. McNamara dated February 19, 2012 (filed herewith)

(1)	Previously filed with Post-Effective Amendment No. 4 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1995).
(2)	Previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).
(3)	Previously filed with Post-Effective Amendment No. 6 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 1997).
(4)	Previously filed with Post-Effective Amendment No. 8 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 1999).
(5)	Previously filed with Post-Effective Amendment No. 9 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2000).
(6)	Previously filed with Post-Effective Amendment No. 10 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 22, 2001).
(7)	Previously filed with Post-Effective Amendment No. 11 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2002).
(8)	Previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).
(9)	Previously filed with Post-Effective Amendment No. 13 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2004).
(10)	Previously filed with Post-Effective Amendment No. 15 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2005).
(11)	Previously filed with Post-Effective Amendment No. 16 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2005).
(12)	Previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).
(13)	Previously filed with Post-Effective Amendment No. 19 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2006).
(14)	Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2006).
(15)	Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).
(16)	Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).
(17)	Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2007).
(18)	Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2007).
(19)	Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2007).
(20)	Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2007).
(21)	Previously filed with Post-effective Amendment No. 28 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2007).

(22)	Previously filed with Post-effective Amendment No. 29 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2007).
(23)	Previously filed with Post-effective Amendment No. 30 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 29, 2008).
(24)	Previously filed with Post-effective Amendment No. 31 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 28, 2008).
(25)	Previously filed with Post-effective Amendment No. 32 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(26)	Previously filed with Post-effective Amendment No. 33 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(27)	Previously filed with Post-effective Amendment No. 34 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 30, 2008).
(28)	Previously filed with Post-effective Amendment No. 35 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2008).
(29)	Previously filed with Post-effective Amendment No. 37 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(30)	Previously filed with Post-effective Amendment No. 38 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(31)	Previously filed with Post-effective Amendment No. 40 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2008).
(32)	Previously filed with Post-effective Amendment No. 41 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2008).
(33)	Previously filed with Post-effective Amendment No. 42 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2009).
(34)	Previously filed with Post-effective Amendment No. 44 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2009).
(35)	Previously filed with Post-effective Amendment No. 45 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2009).
(36)	Previously filed with Post-effective Amendment No. 46 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2009).
(37)	Previously filed with Post-effective Amendment No. 47 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2009).
(38)	Previously filed with Post-effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).
(39)	Previously filed with Post-effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).
(40)	Previously filed with Post-effective Amendment No. 50 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on January 29, 2010).
(41)	Previously filed with Post-effective Amendment No. 51 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 26, 2010).
(42)	Previously filed with Post-effective Amendment No. 52 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 30, 2010).
(43)	Previously filed with Post-effective Amendment No. 53 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 26, 2010).

(44)	Previously filed with Post-effective Amendment No. 54 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2010).
(45)	Previously filed with Post-effective Amendment No. 55 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2010).
(46)	Previously filed with Post-effective Amendment No. 56 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2010).
(47)	Previously filed with Post-effective Amendment No. 57 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on August 2, 2010).
(48)	Previously filed with Post-effective Amendment No. 58 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 27, 2010).
(49)	Previously filed with Post-effective Amendment No. 59 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2010).
(50)	Previously filed with Post-effective Amendment No. 60 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on October 15, 2010).
(51)	Previously filed with Post-effective Amendment No. 61 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 24, 2010).
(52)	Previously filed with Post-effective Amendment No. 62 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 28, 2011).
(53) Previously filed with Post-effective Amendment No. 63 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2011.
(54)	Previously filed with Post-effective Amendment No. 64 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 20, 2011.
(55)	Previously filed with Post-effective Amendment No. 65 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2011.
(56)	Previously filed with Post-effective Amendment No. 66 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on August 18, 2011.
(57)	Previously filed with Post-effective Amendment No. 67 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 27, 2011.
(58)	Previously filed with Post-effective Amendment No. 68 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2011.
(59)	Previously filed with Post-effective Amendment No. 69 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on October 21, 2011.
(60)	Previously filed with Post-effective Amendment No. 70 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2011.

Item 24.Persons Controlled by or Under Common Control with the Fund

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information.

Item 25.Indemnification

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)
The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

(b)
Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion.  Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the Statement of Additional Information captioned “Trustees and Officers of the Trust.”

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a)
Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Aggressive Growth, Growth & Income, Science & Technology Fund, and Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.

(b)
Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)
Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 40 Rowes Wharf, Boston, Massachusetts 02110 serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of GMO is incorporated herein by reference to GMO’s current Form ADV as amended and filed with the SEC.

(d)
Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a subadviser to the Growth & Income Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS’ current Form ADV as amended and filed with the SEC.

(e)
Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch’s current Form ADV as amended and filed with the SEC.

(f)
Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.

(g)
The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(h)
MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the International Fund and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(i)
QS Investors, LLC , 880 Third Avenue,  New York, New York 10022, serves as subadvisor to the Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of QS Investors is incorporated herein by reference to QS Investors’ current Form ADV as amended and filed with the SEC.

(j)
Quantitative Management Associates (QMA), located at 466 Lexington Avenue, New York, New York 10017, serves as subadvisor to the Cornerstone Strategy Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of QMA is incorporated herein by reference to QMA’s current Form ADV as amended and filed with the SEC.

(k)
UBS Global Asset Management (UBS), located at One North Wacker Drive, Chicago, Illinois 60614, serves as subadvisor to the Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of UBS is incorporated herein by reference to UBS’s current Form ADV as amended and filed with the SEC.

(l)
The Renaissance Group, LLC (Renaissance), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.

(m)
Epoch Investment Partners, Inc. located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of Epoch is incorporated herein by reference to Epoch’s current Form ADV as amended and filed with the SEC.

(n)
Winslow Capital Management, Inc., located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as a subadviser to the Aggressive Growth Fund. The information required by this Item 26 with respect to each director and officer of Winslow is incorporated herein by reference to Winslow’s current Form ADV as amended and filed with the SEC.

Item 27. Principal Underwriters

(a)
USAA Investment Management Company (the “Adviser”) acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services.

(b)	Following is information concerning directors and executive officers of USAA Investment Management Company.

Name and Principal                                                                                                                                          Position and Offices                                                                                                                                   Position and Offices
Business Address                                                                 with Underwriter                                                               with Fund

Daniel S. McNamara 9800 Fredericksburg Road San Antonio, TX 78288	Chairman of the Board of Directors	President, Trustee and Vice Chairman of the Board of Trustees

R. Matthew Freund 9800 Fredericksburg Road San Antonio, TX 78288	Senior Vice President, Investment Portfolio Management	Vice President
Christopher P. Laia 9800 Fredericksburg Road San Antonio, TX 78288	Vice President, Secretary and Counsel	Secretary
Roberto Galindo, Jr. 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Mutual Fund Financial Administration	Treasurer
Jeffrey D. Hill 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Compliance Mutual Funds	Chief Compliance Officer
(c)	Not Applicable

Item 28.Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Northern Trust Investments, N.A. 50 S. LaSalle Street Chicago, Illinois 60603

USAA Shareholder Account Services 9800 Fredericksburg Road San Antonio, Texas 78288	Chase Manhattan Bank 4 Chase MetroTech 18th Floor Brooklyn, New York 11245

State Street Bank and Trust Company 1776 Heritage Drive North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund, Growth & Income Fund, Science & Technology Fund, and Small Cap Stock Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund and Growth & Income Fund)

Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, Massachusetts 02110
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Growth & Income Fund and Value Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund)

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the International Fund and World Growth Fund)

QS Investors, LLC
880 Third Avenue
New York, New York 10022
 (records relating to its functions as a subadviser with respect to the Global Opportunities Fund)

Quantitative Management Associates
Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund and Global Opportunities Fund)

UBS Global Asset Management
One North Wacker Drive
Chicago, Illinois 60614
(records relating to its functions as a subadviser with respect to the Growth & Income Fund)

The Renaissance Group, LLC
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Winslow Capital Management, Inc.,
4720 IDS Tower
80 South Eighth Street
Minneapolis, Minnesota 55402
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund)

Item 29.Management Services

Not Applicable.

Item 30.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 19th day of March, 2012.

USAA MUTUAL FUNDS TRUST

                                                                                                     *
                                                Daniel S. McNamara
President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	Date)
* Robert L. Mason	Chairman of the Board of Trustees
* Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)
* Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)
* Paul L. McNamara	Trustee
*Barbara B. Ostdiek	Trustee
* Michael F. Reimherr	Trustee

*By : /s/ Christopher P. Laia

Christopher P. Laia, under the Powers of Attorney dated May 25, 2010, January 19, 2012, and February 29, 2012, are incorporated herein and filed under Post Effective Amendment No. 53 with the Securities and Exchange Commission on May 28, 2010, and Post Effective Amendment No. 73 filed herein.

EXHIBIT INDEX

Exhibit                                                                  Item
                                                                                                                                                                                                                                                                                                                                                         Page No.

d	(xxxix)	Form of Letter Agreement to Advisory Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund.	172
e	(iii)	Form of Letter Agreement to Underwriting Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund.	180
g	(vvi)	Form of Letter Agreement to the Amended and Restated Custodian Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund.	182
h	(xxiii)	Form of Letter Agreement to the Transfer Agency Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund.	185
	(xxiv)	Form of Letter Agreement to the Administration and Servicing Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund.	189
q	(ii)	Powers of Attorney for Daniel S. McNamara dated January 19, 2012 and Paul L. McNamara dated February 19, 2012	195